Shareholder Report	6 Months Ended	12 Months Ended
	Jul. 01, 2024	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Natixis Funds Trust I
Entity Central Index Key		0000770540
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000178444
Shareholder Report [Line Items]
Fund Name		Mirova Global Green Bond Fund
Class Name		Class A
Trading Symbol		MGGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mirova Global Green Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$91	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

In 2024, the Mirova Global Green Bond Fund lagged in overall performance which can be attributed to movements on the yield curve.

Top Contributors to Performance

•Allocation had a positive impact on the Fund during the year due to its long position on credit, while US and Euro credit spreads compressed.

•Issue selection during the year was also positive. The largest contributors to this outperformance were among the corporate holdings, namely Altarea, Johnson Controls, and EIB.

Top Detractors from Performance

•The Fund's duration and curve strategy during the year incurred a cost, negatively impacting performance.

•Yield curve positioning on the CAD zone, Euro zone and USD zone were negative throughout the year.

•Among the worst detractors were Philips, Vestas, and Credit Mutuelle Arkea.

Line Graph [Table Text Block]
	Class A with load	Bloomberg Global Aggregate Bond Index	Bloomberg MSCI Global Green Bond Index - USD Hedged
02/2017	$9,579	$10,000	$10,000
03/2017	$9,502	$10,015	$9,984
04/2017	$9,598	$10,128	$10,076
05/2017	$9,646	$10,285	$10,149
06/2017	$9,607	$10,276	$10,103
07/2017	$9,655	$10,449	$10,153
08/2017	$9,741	$10,552	$10,266
09/2017	$9,689	$10,457	$10,216
10/2017	$9,747	$10,418	$10,295
11/2017	$9,756	$10,533	$10,316
12/2017	$9,719	$10,570	$10,302
01/2018	$9,631	$10,696	$10,217
02/2018	$9,631	$10,601	$10,217
03/2018	$9,701	$10,714	$10,293
04/2018	$9,662	$10,542	$10,271
05/2018	$9,691	$10,462	$10,322
06/2018	$9,713	$10,416	$10,362
07/2018	$9,713	$10,398	$10,368
08/2018	$9,752	$10,409	$10,422
09/2018	$9,697	$10,319	$10,372
10/2018	$9,697	$10,204	$10,372
11/2018	$9,717	$10,236	$10,404
12/2018	$9,781	$10,443	$10,515
01/2019	$9,912	$10,602	$10,648
02/2019	$9,952	$10,541	$10,694
03/2019	$10,156	$10,673	$10,923
04/2019	$10,186	$10,641	$10,961
05/2019	$10,298	$10,785	$11,095
06/2019	$10,517	$11,025	$11,327
07/2019	$10,659	$10,994	$11,494
08/2019	$10,922	$11,217	$11,757
09/2019	$10,814	$11,103	$11,675
10/2019	$10,773	$11,177	$11,613
11/2019	$10,732	$11,093	$11,596
12/2019	$10,676	$11,157	$11,529
01/2020	$10,924	$11,300	$11,801
02/2020	$11,027	$11,376	$11,929
03/2020	$10,434	$11,121	$11,460
04/2020	$10,774	$11,339	$11,743
05/2020	$10,795	$11,389	$11,771
06/2020	$10,969	$11,490	$11,922
07/2020	$11,186	$11,857	$12,093
08/2020	$11,134	$11,838	$12,027
09/2020	$11,216	$11,796	$12,125
10/2020	$11,268	$11,807	$12,192
11/2020	$11,434	$12,022	$12,265
12/2020	$11,489	$12,183	$12,298
01/2021	$11,425	$12,076	$12,244
02/2021	$11,233	$11,868	$12,021
03/2021	$11,267	$11,640	$11,990
04/2021	$11,234	$11,787	$11,967
05/2021	$11,202	$11,898	$11,972
06/2021	$11,261	$11,793	$12,037
07/2021	$11,369	$11,950	$12,248
08/2021	$11,315	$11,900	$12,200
09/2021	$11,230	$11,688	$12,055
10/2021	$11,165	$11,660	$11,991
11/2021	$11,252	$11,626	$12,132
12/2021	$11,142	$11,610	$12,016
01/2022	$10,933	$11,372	$11,806
02/2022	$10,625	$11,237	$11,524
03/2022	$10,473	$10,895	$11,233
04/2022	$10,083	$10,298	$10,828
05/2022	$9,927	$10,326	$10,691
06/2022	$9,548	$9,994	$10,398
07/2022	$9,971	$10,207	$10,872
08/2022	$9,536	$9,804	$10,366
09/2022	$9,101	$9,300	$9,935
10/2022	$9,135	$9,236	$9,925
11/2022	$9,514	$9,671	$10,278
12/2022	$9,277	$9,723	$9,972
01/2023	$9,568	$10,043	$10,263
02/2023	$9,359	$9,709	$10,054
03/2023	$9,498	$10,016	$10,267
04/2023	$9,545	$10,060	$10,312
05/2023	$9,510	$9,863	$10,308
06/2023	$9,475	$9,863	$10,299
07/2023	$9,533	$9,931	$10,341
08/2023	$9,533	$9,795	$10,359
09/2023	$9,359	$9,509	$10,170
10/2023	$9,370	$9,395	$10,171
11/2023	$9,695	$9,869	$10,520
12/2023	$10,064	$10,279	$10,925
01/2024	$9,993	$10,137	$10,887
02/2024	$9,910	$10,010	$10,788
03/2024	$10,028	$10,065	$10,928
04/2024	$9,851	$9,811	$10,770
05/2024	$9,898	$9,940	$10,826
06/2024	$9,969	$9,954	$10,886
07/2024	$10,182	$10,229	$11,123
08/2024	$10,253	$10,471	$11,204
09/2024	$10,372	$10,649	$11,344
10/2024	$10,265	$10,292	$11,249
11/2024	$10,466	$10,327	$11,458
12/2024	$10,323	$10,105	$11,344

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/28/17
Class A at NAV	2.57%	(0.67%)	0.96%
Class A with 4.25% MSCFootnote Reference1	(1.82%)	(1.53%)	0.41%
Bloomberg Global Aggregate Bond Index	(1.69%)	(1.96%)	0.13%
Bloomberg MSCI Global Green Bond Index - USD Hedged	3.83%	(0.32%)	1.62%

Performance Inception Date		Feb. 28, 2017
Previous Investment Adviser [Text Block]
AssetsNet		$ 38,096,678
Holdings Count | Holding		82
Advisory Fees Paid, Amount		$ 17,744
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$38,096,678
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	82
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$17,744

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.3%
Special Purpose	4.6%
Supra-National	5.0%
Financial	8.1%
Bank	9.0%
Industrial	15.3%
Utility-Electric	15.6%
Government National	28.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.8%
Denmark	3.0%
Sweden	3.4%
Supranationals	5.0%
France	6.6%
Spain	6.6%
Netherlands	8.0%
United Kingdom	9.4%
Italy	10.4%
United States	11.0%
Germany	13.8%

C000178445
Shareholder Report [Line Items]
Fund Name		Mirova Global Green Bond Fund
Class Name		Class N
Trading Symbol		MGGNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mirova Global Green Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$61	0.60%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

In 2024, the Mirova Global Green Bond Fund lagged in overall performance which can be attributed to movements on the yield curve.

Top Contributors to Performance

•Allocation had a positive impact on the Fund during the year due to its long position on credit, while US and Euro credit spreads compressed.

•Issue selection during the year was also positive. The largest contributors to this outperformance were among the corporate holdings, namely Altarea, Johnson Controls, and EIB.

Top Detractors from Performance

•The Fund's duration and curve strategy during the year incurred a cost, negatively impacting performance.

•Yield curve positioning on the CAD zone, Euro zone and USD zone were negative throughout the year.

•Among the worst detractors were Philips, Vestas, and Credit Mutuelle Arkea.

Line Graph [Table Text Block]
	Class N	Bloomberg Global Aggregate Bond Index	Bloomberg MSCI Global Green Bond Index - USD Hedged
02/2017	$10,000	$10,000	$10,000
03/2017	$9,930	$10,015	$9,984
04/2017	$10,020	$10,128	$10,076
05/2017	$10,080	$10,285	$10,149
06/2017	$10,050	$10,276	$10,103
07/2017	$10,100	$10,449	$10,153
08/2017	$10,190	$10,552	$10,266
09/2017	$10,131	$10,457	$10,216
10/2017	$10,201	$10,418	$10,295
11/2017	$10,211	$10,533	$10,316
12/2017	$10,177	$10,570	$10,302
01/2018	$10,086	$10,696	$10,217
02/2018	$10,086	$10,601	$10,217
03/2018	$10,165	$10,714	$10,293
04/2018	$10,123	$10,542	$10,271
05/2018	$10,165	$10,462	$10,322
06/2018	$10,184	$10,416	$10,362
07/2018	$10,194	$10,398	$10,368
08/2018	$10,236	$10,409	$10,422
09/2018	$10,176	$10,319	$10,372
10/2018	$10,176	$10,204	$10,372
11/2018	$10,196	$10,236	$10,404
12/2018	$10,272	$10,443	$10,515
01/2019	$10,409	$10,602	$10,648
02/2019	$10,462	$10,541	$10,694
03/2019	$10,672	$10,673	$10,923
04/2019	$10,714	$10,641	$10,961
05/2019	$10,820	$10,785	$11,095
06/2019	$11,059	$11,025	$11,327
07/2019	$11,219	$10,994	$11,494
08/2019	$11,495	$11,217	$11,757
09/2019	$11,385	$11,103	$11,675
10/2019	$11,343	$11,177	$11,613
11/2019	$11,311	$11,093	$11,596
12/2019	$11,249	$11,157	$11,529
01/2020	$11,509	$11,300	$11,801
02/2020	$11,617	$11,376	$11,929
03/2020	$10,991	$11,121	$11,460
04/2020	$11,361	$11,339	$11,743
05/2020	$11,382	$11,389	$11,771
06/2020	$11,562	$11,490	$11,922
07/2020	$11,801	$11,857	$12,093
08/2020	$11,747	$11,838	$12,027
09/2020	$11,840	$11,796	$12,125
10/2020	$11,895	$11,807	$12,192
11/2020	$12,070	$12,022	$12,265
12/2020	$12,137	$12,183	$12,298
01/2021	$12,069	$12,076	$12,244
02/2021	$11,878	$11,868	$12,021
03/2021	$11,910	$11,640	$11,990
04/2021	$11,876	$11,787	$11,967
05/2021	$11,853	$11,898	$11,972
06/2021	$11,913	$11,793	$12,037
07/2021	$12,038	$11,950	$12,248
08/2021	$11,981	$11,900	$12,200
09/2021	$11,889	$11,688	$12,055
10/2021	$11,832	$11,660	$11,991
11/2021	$11,923	$11,626	$12,132
12/2021	$11,805	$11,610	$12,016
01/2022	$11,584	$11,372	$11,806
02/2022	$11,271	$11,237	$11,524
03/2022	$11,107	$10,895	$11,233
04/2022	$10,694	$10,298	$10,828
05/2022	$10,529	$10,326	$10,691
06/2022	$10,128	$9,994	$10,398
07/2022	$10,588	$10,207	$10,872
08/2022	$10,116	$9,804	$10,366
09/2022	$9,668	$9,300	$9,935
10/2022	$9,704	$9,236	$9,925
11/2022	$10,116	$9,671	$10,278
12/2022	$9,867	$9,723	$9,972
01/2023	$10,161	$10,043	$10,263
02/2023	$9,953	$9,709	$10,054
03/2023	$10,100	$10,016	$10,267
04/2023	$10,149	$10,060	$10,312
05/2023	$10,124	$9,863	$10,308
06/2023	$10,087	$9,863	$10,299
07/2023	$10,149	$9,931	$10,341
08/2023	$10,149	$9,795	$10,359
09/2023	$9,977	$9,509	$10,170
10/2023	$9,989	$9,395	$10,171
11/2023	$10,333	$9,869	$10,520
12/2023	$10,728	$10,279	$10,925
01/2024	$10,653	$10,137	$10,887
02/2024	$10,565	$10,010	$10,788
03/2024	$10,691	$10,065	$10,928
04/2024	$10,515	$9,811	$10,770
05/2024	$10,565	$9,940	$10,826
06/2024	$10,653	$9,954	$10,886
07/2024	$10,866	$10,229	$11,123
08/2024	$10,942	$10,471	$11,204
09/2024	$11,080	$10,649	$11,344
10/2024	$10,967	$10,292	$11,249
11/2024	$11,180	$10,327	$11,458
12/2024	$11,034	$10,105	$11,344

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	2.85%	(0.39%)	1.26%
Bloomberg Global Aggregate Bond Index	(1.69%)	(1.96%)	0.13%
Bloomberg MSCI Global Green Bond Index - USD Hedged	3.83%	(0.32%)	1.62%

Performance Inception Date		Feb. 28, 2017
Previous Investment Adviser [Text Block]
AssetsNet		$ 38,096,678
Holdings Count | Holding		82
Advisory Fees Paid, Amount		$ 17,744
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$38,096,678
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	82
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$17,744

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.3%
Special Purpose	4.6%
Supra-National	5.0%
Financial	8.1%
Bank	9.0%
Industrial	15.3%
Utility-Electric	15.6%
Government National	28.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.8%
Denmark	3.0%
Sweden	3.4%
Supranationals	5.0%
France	6.6%
Spain	6.6%
Netherlands	8.0%
United Kingdom	9.4%
Italy	10.4%
United States	11.0%
Germany	13.8%

C000178446
Shareholder Report [Line Items]
Fund Name		Mirova Global Green Bond Fund
Class Name		Class Y
Trading Symbol		MGGYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mirova Global Green Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$66	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

In 2024, the Mirova Global Green Bond Fund lagged in overall performance which can be attributed to movements on the yield curve.

Top Contributors to Performance

•Allocation had a positive impact on the Fund during the year due to its long position on credit, while US and Euro credit spreads compressed.

•Issue selection during the year was also positive. The largest contributors to this outperformance were among the corporate holdings, namely Altarea, Johnson Controls, and EIB.

Top Detractors from Performance

•The Fund's duration and curve strategy during the year incurred a cost, negatively impacting performance.

•Yield curve positioning on the CAD zone, Euro zone and USD zone were negative throughout the year.

•Among the worst detractors were Philips, Vestas, and Credit Mutuelle Arkea.

Line Graph [Table Text Block]
	Class Y	Bloomberg Global Aggregate Bond Index	Bloomberg MSCI Global Green Bond Index - USD Hedged
02/2017	$10,000	$10,000	$10,000
03/2017	$9,920	$10,015	$9,984
04/2017	$10,020	$10,128	$10,076
05/2017	$10,080	$10,285	$10,149
06/2017	$10,040	$10,276	$10,103
07/2017	$10,090	$10,449	$10,153
08/2017	$10,180	$10,552	$10,266
09/2017	$10,130	$10,457	$10,216
10/2017	$10,191	$10,418	$10,295
11/2017	$10,201	$10,533	$10,316
12/2017	$10,166	$10,570	$10,302
01/2018	$10,075	$10,696	$10,217
02/2018	$10,075	$10,601	$10,217
03/2018	$10,153	$10,714	$10,293
04/2018	$10,112	$10,542	$10,271
05/2018	$10,153	$10,462	$10,322
06/2018	$10,171	$10,416	$10,362
07/2018	$10,171	$10,398	$10,368
08/2018	$10,213	$10,409	$10,422
09/2018	$10,162	$10,319	$10,372
10/2018	$10,162	$10,204	$10,372
11/2018	$10,183	$10,236	$10,404
12/2018	$10,257	$10,443	$10,515
01/2019	$10,405	$10,602	$10,648
02/2019	$10,436	$10,541	$10,694
03/2019	$10,656	$10,673	$10,923
04/2019	$10,688	$10,641	$10,961
05/2019	$10,804	$10,785	$11,095
06/2019	$11,042	$11,025	$11,327
07/2019	$11,190	$10,994	$11,494
08/2019	$11,477	$11,217	$11,757
09/2019	$11,367	$11,103	$11,675
10/2019	$11,324	$11,177	$11,613
11/2019	$11,282	$11,093	$11,596
12/2019	$11,218	$11,157	$11,529
01/2020	$11,489	$11,300	$11,801
02/2020	$11,597	$11,376	$11,929
03/2020	$10,970	$11,121	$11,460
04/2020	$11,339	$11,339	$11,743
05/2020	$11,361	$11,389	$11,771
06/2020	$11,539	$11,490	$11,922
07/2020	$11,778	$11,857	$12,093
08/2020	$11,724	$11,838	$12,027
09/2020	$11,816	$11,796	$12,125
10/2020	$11,871	$11,807	$12,192
11/2020	$12,045	$12,022	$12,265
12/2020	$12,099	$12,183	$12,298
01/2021	$12,043	$12,076	$12,244
02/2021	$11,852	$11,868	$12,021
03/2021	$11,883	$11,640	$11,990
04/2021	$11,849	$11,787	$11,967
05/2021	$11,826	$11,898	$11,972
06/2021	$11,884	$11,793	$12,037
07/2021	$11,997	$11,950	$12,248
08/2021	$11,952	$11,900	$12,200
09/2021	$11,859	$11,688	$12,055
10/2021	$11,791	$11,660	$11,991
11/2021	$11,893	$11,626	$12,132
12/2021	$11,774	$11,610	$12,016
01/2022	$11,554	$11,372	$11,806
02/2022	$11,229	$11,237	$11,524
03/2022	$11,076	$10,895	$11,233
04/2022	$10,664	$10,298	$10,828
05/2022	$10,499	$10,326	$10,691
06/2022	$10,099	$9,994	$10,398
07/2022	$10,558	$10,207	$10,872
08/2022	$10,087	$9,804	$10,366
09/2022	$9,640	$9,300	$9,935
10/2022	$9,675	$9,236	$9,925
11/2022	$10,075	$9,671	$10,278
12/2022	$9,838	$9,723	$9,972
01/2023	$10,132	$10,043	$10,263
02/2023	$9,923	$9,709	$10,054
03/2023	$10,070	$10,016	$10,267
04/2023	$10,119	$10,060	$10,312
05/2023	$10,083	$9,863	$10,308
06/2023	$10,058	$9,863	$10,299
07/2023	$10,107	$9,931	$10,341
08/2023	$10,119	$9,795	$10,359
09/2023	$9,936	$9,509	$10,170
10/2023	$9,948	$9,395	$10,171
11/2023	$10,291	$9,869	$10,520
12/2023	$10,693	$10,279	$10,925
01/2024	$10,605	$10,137	$10,887
02/2024	$10,530	$10,010	$10,788
03/2024	$10,655	$10,065	$10,928
04/2024	$10,480	$9,811	$10,770
05/2024	$10,518	$9,940	$10,826
06/2024	$10,605	$9,954	$10,886
07/2024	$10,831	$10,229	$11,123
08/2024	$10,906	$10,471	$11,204
09/2024	$11,044	$10,649	$11,344
10/2024	$10,918	$10,292	$11,249
11/2024	$11,144	$10,327	$11,458
12/2024	$10,992	$10,105	$11,344

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/28/17
Class Y	2.80%	(0.41%)	1.21%
Bloomberg Global Aggregate Bond Index	(1.69%)	(1.96%)	0.13%
Bloomberg MSCI Global Green Bond Index - USD Hedged	3.83%	(0.32%)	1.62%

Performance Inception Date		Feb. 28, 2017
Previous Investment Adviser [Text Block]
AssetsNet		$ 38,096,678
Holdings Count | Holding		82
Advisory Fees Paid, Amount		$ 17,744
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$38,096,678
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	82
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$17,744

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.3%
Special Purpose	4.6%
Supra-National	5.0%
Financial	8.1%
Bank	9.0%
Industrial	15.3%
Utility-Electric	15.6%
Government National	28.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.8%
Denmark	3.0%
Sweden	3.4%
Supranationals	5.0%
France	6.6%
Spain	6.6%
Netherlands	8.0%
United Kingdom	9.4%
Italy	10.4%
United States	11.0%
Germany	13.8%

C000167845
Shareholder Report [Line Items]
Fund Name		Mirova Global Sustainable Equity Fund
Class Name		Class A
Trading Symbol		ESGMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mirova Global Sustainable Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$128	1.20%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 128
Expense Ratio, Percent		1.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

While the Fund delivered strong absolute returns for the full year, it lagged in overall performance mainly due to fourth quarter results as the Fund was underexposed to some of the areas expected to benefit under a Trump presidency. This included U.S. stocks, bank and energy stocks, and lower quality and procyclical areas. Certain companies also faced industry-wide or company-specific challenges.

Top Contributors to Performance

• Lack of exposure to the Energy and Real Estate sectors and an underweight to Consumer Staples contributed to performance.

• Stock selection in Health Care (Eli Lilly and Intuitive Surgical) and Materials (Smurfit Westrock and not owning mining companies) contributed.

•Nvidia, Taiwan Semi and eBay were the largest contributors to performance.

Top Detractors from Performance

•An overweight to Health Care and Materials, and underweight to Communication Services, which was led by Magnificent 7 stocks the Fund does not own (Meta, Alphabet), detracted.

•As U.S. equities outperformed, driven in part by the Magnificent 7, the Fund’s U.S. underweight and Europe overweight detracted.

•Stock picks in Industrials (Vestas Wind Systems and AGCO Corp) and Financials (AIA Group and Legal & General) detracted from relative performance.

•Vestas Wind Systems, Aptiv and Adobe were the largest detractors overall.

The Fund continued to invest for the long term, in high-quality companies likely to benefit from the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade.

Line Graph [Table Text Block]
	Class A with load	MSCI World Index (Net)
03/2016	$9,425	$10,000
04/2016	$9,369	$10,148
05/2016	$9,529	$10,160
06/2016	$9,331	$10,099
07/2016	$9,746	$10,534
08/2016	$9,764	$10,570
09/2016	$9,859	$10,634
10/2016	$9,463	$10,454
11/2016	$9,208	$10,533
12/2016	$9,345	$10,761
01/2017	$9,732	$11,055
02/2017	$9,967	$11,365
03/2017	$10,194	$11,504
04/2017	$10,609	$11,683
05/2017	$10,968	$11,941
06/2017	$10,987	$11,996
07/2017	$11,261	$12,331
08/2017	$11,336	$12,378
09/2017	$11,572	$12,617
10/2017	$11,912	$12,879
11/2017	$12,101	$13,129
12/2017	$12,189	$13,340
01/2018	$13,029	$14,093
02/2018	$12,476	$13,501
03/2018	$12,333	$13,212
04/2018	$12,322	$13,338
05/2018	$12,475	$13,355
06/2018	$12,418	$13,283
07/2018	$12,879	$13,683
08/2018	$12,975	$13,791
09/2018	$13,023	$13,851
10/2018	$11,880	$12,813
11/2018	$12,245	$13,000
12/2018	$11,392	$12,084
01/2019	$12,218	$13,039
02/2019	$12,834	$13,387
03/2019	$13,103	$13,556
04/2019	$13,667	$14,013
05/2019	$12,935	$13,182
06/2019	$13,838	$14,045
07/2019	$13,808	$14,087
08/2019	$13,757	$13,752
09/2019	$13,938	$14,042
10/2019	$14,159	$14,426
11/2019	$14,681	$14,778
12/2019	$15,109	$15,299
01/2020	$15,261	$15,130
02/2020	$14,400	$13,908
03/2020	$13,053	$12,030
04/2020	$14,573	$13,319
05/2020	$15,510	$13,898
06/2020	$16,008	$14,342
07/2020	$16,995	$15,101
08/2020	$17,891	$16,025
09/2020	$17,596	$15,508
10/2020	$17,128	$15,131
11/2020	$18,919	$16,996
12/2020	$19,954	$17,785
01/2021	$19,566	$17,705
02/2021	$19,842	$18,115
03/2021	$20,239	$18,598
04/2021	$20,983	$19,412
05/2021	$21,252	$19,714
06/2021	$21,810	$19,973
07/2021	$22,595	$20,111
08/2021	$23,545	$20,614
09/2021	$22,274	$19,763
10/2021	$23,741	$20,772
11/2021	$22,894	$20,271
12/2021	$23,509	$21,082
01/2022	$21,333	$20,047
02/2022	$20,657	$19,529
03/2022	$20,772	$19,952
04/2022	$19,088	$18,355
05/2022	$19,088	$18,377
06/2022	$17,624	$16,828
07/2022	$19,148	$18,003
08/2022	$17,707	$17,340
09/2022	$15,790	$15,680
10/2022	$16,838	$16,626
11/2022	$18,767	$17,916
12/2022	$18,206	$17,211
01/2023	$19,486	$18,444
02/2023	$18,983	$17,916
03/2023	$19,426	$18,468
04/2023	$19,785	$18,734
05/2023	$19,666	$18,533
06/2023	$20,827	$19,609
07/2023	$21,066	$20,327
08/2023	$20,527	$19,759
09/2023	$19,223	$18,942
10/2023	$18,780	$18,372
11/2023	$20,719	$20,068
12/2023	$21,541	$21,032
01/2024	$21,913	$21,155
02/2024	$23,150	$22,063
03/2024	$23,906	$22,756
04/2024	$23,000	$22,005
05/2024	$24,213	$22,899
06/2024	$24,489	$23,409
07/2024	$24,598	$23,786
08/2024	$25,667	$24,390
09/2024	$25,859	$24,957
10/2024	$24,766	$24,397
11/2024	$25,258	$25,309
12/2024	$24,304	$24,710

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/16
Class A at NAV	12.83%	9.97%	11.43%
Class A with 5.75% MSCFootnote Reference1	6.37%	8.68%	10.68%
MSCI World Index (Net)	17.49%	10.06%	10.85%

Performance Inception Date		Mar. 31, 2016
Previous Investment Adviser [Text Block]
AssetsNet		$ 974,101,733
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 8,602,808
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$974,101,733
# of Portfolio Holdings (including overnight repurchase agreements)	51
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,602,808

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	17.9%
Commercial Services & Supplies	3.3%
Broadline Retail	3.5%
IT Services	3.8%
Machinery	3.9%
Electric Utilities	5.2%
Life Sciences Tools & Services	6.0%
Health Care Equipment & Supplies	6.1%
Chemicals	6.7%
Pharmaceuticals	7.4%
Financial Services	9.5%
Semiconductors & Semiconductor Equipment	11.7%
Software	15.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	5.9%
Microsoft Corp.	5.5%
Mastercard, Inc., Class A	5.2%
Eli Lilly & Co.	3.8%
Ecolab, Inc.	3.7%
eBay, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Roper Technologies, Inc.	3.0%
Iberdrola SA	2.9%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	10.2%
Canada	3.0%
Japan	3.1%
Taiwan	3.2%
Denmark	3.4%
Netherlands	3.7%
France	3.7%
United Kingdom	3.8%
Germany	4.0%
United States	61.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000167846
Shareholder Report [Line Items]
Fund Name		Mirova Global Sustainable Equity Fund
Class Name		Class C
Trading Symbol		ESGCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mirova Global Sustainable Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$207	1.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 207
Expense Ratio, Percent		1.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

While the Fund delivered strong absolute returns for the full year, it lagged in overall performance mainly due to fourth quarter results as the Fund was underexposed to some of the areas expected to benefit under a Trump presidency. This included U.S. stocks, bank and energy stocks, and lower quality and procyclical areas. Certain companies also faced industry-wide or company-specific challenges.

Top Contributors to Performance

• Lack of exposure to the Energy and Real Estate sectors and an underweight to Consumer Staples contributed to performance.

• Stock selection in Health Care (Eli Lilly and Intuitive Surgical) and Materials (Smurfit Westrock and not owning mining companies) contributed.

•Nvidia, Taiwan Semi and eBay were the largest contributors to performance.

Top Detractors from Performance

•An overweight to Health Care and Materials, and underweight to Communication Services, which was led by Magnificent 7 stocks the Fund does not own (Meta, Alphabet), detracted.

•As U.S. equities outperformed, driven in part by the Magnificent 7, the Fund’s U.S. underweight and Europe overweight detracted.

•Stock picks in Industrials (Vestas Wind Systems and AGCO Corp) and Financials (AIA Group and Legal & General) detracted from relative performance.

•Vestas Wind Systems, Aptiv and Adobe were the largest detractors overall.

The Fund continued to invest for the long term, in high-quality companies likely to benefit from the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade.

Line Graph [Table Text Block]
	Class C	MSCI World Index (Net)
03/2016	$10,000	$10,000
04/2016	$9,930	$10,148
05/2016	$10,100	$10,160
06/2016	$9,880	$10,099
07/2016	$10,320	$10,534
08/2016	$10,330	$10,570
09/2016	$10,420	$10,634
10/2016	$10,000	$10,454
11/2016	$9,720	$10,533
12/2016	$9,861	$10,761
01/2017	$10,262	$11,055
02/2017	$10,492	$11,365
03/2017	$10,732	$11,504
04/2017	$11,163	$11,683
05/2017	$11,533	$11,941
06/2017	$11,553	$11,996
07/2017	$11,833	$12,331
08/2017	$11,894	$12,378
09/2017	$12,134	$12,617
10/2017	$12,484	$12,879
11/2017	$12,684	$13,129
12/2017	$12,761	$13,340
01/2018	$13,630	$14,093
02/2018	$13,054	$13,501
03/2018	$12,892	$13,212
04/2018	$12,871	$13,338
05/2018	$13,023	$13,355
06/2018	$12,952	$13,283
07/2018	$13,430	$13,683
08/2018	$13,521	$13,791
09/2018	$13,562	$13,851
10/2018	$12,362	$12,813
11/2018	$12,728	$13,000
12/2018	$11,841	$12,084
01/2019	$12,695	$13,039
02/2019	$13,327	$13,387
03/2019	$13,590	$13,556
04/2019	$14,177	$14,013
05/2019	$13,401	$13,182
06/2019	$14,326	$14,045
07/2019	$14,294	$14,087
08/2019	$14,219	$13,752
09/2019	$14,400	$14,042
10/2019	$14,623	$14,426
11/2019	$15,155	$14,778
12/2019	$15,590	$15,299
01/2020	$15,729	$15,130
02/2020	$14,830	$13,908
03/2020	$13,438	$12,030
04/2020	$14,991	$13,319
05/2020	$15,938	$13,898
06/2020	$16,444	$14,342
07/2020	$17,456	$15,101
08/2020	$18,360	$16,025
09/2020	$18,048	$15,508
10/2020	$17,553	$15,131
11/2020	$19,382	$16,996
12/2020	$20,434	$17,785
01/2021	$20,024	$17,705
02/2021	$20,283	$18,115
03/2021	$20,682	$18,598
04/2021	$21,436	$19,412
05/2021	$21,687	$19,714
06/2021	$22,245	$19,973
07/2021	$23,032	$20,111
08/2021	$23,983	$20,614
09/2021	$22,671	$19,763
10/2021	$24,147	$20,772
11/2021	$23,272	$20,271
12/2021	$23,878	$21,082
01/2022	$21,663	$20,047
02/2022	$20,969	$19,529
03/2022	$21,066	$19,952
04/2022	$19,350	$18,355
05/2022	$19,337	$18,377
06/2022	$17,841	$16,828
07/2022	$19,362	$18,003
08/2022	$17,904	$17,340
09/2022	$15,964	$15,680
10/2022	$17,004	$16,626
11/2022	$18,944	$17,916
12/2022	$18,361	$17,211
01/2023	$19,641	$18,444
02/2023	$19,121	$17,916
03/2023	$19,553	$18,468
04/2023	$19,895	$18,734
05/2023	$19,768	$18,533
06/2023	$20,923	$19,609
07/2023	$21,152	$20,327
08/2023	$20,593	$19,759
09/2023	$19,274	$18,942
10/2023	$18,830	$18,372
11/2023	$20,745	$20,068
12/2023	$21,558	$21,032
01/2024	$21,926	$21,155
02/2024	$23,131	$22,063
03/2024	$23,880	$22,756
04/2024	$22,981	$22,005
05/2024	$24,193	$22,899
06/2024	$24,469	$23,409
07/2024	$24,577	$23,786
08/2024	$25,646	$24,390
09/2024	$25,838	$24,957
10/2024	$24,745	$24,397
11/2024	$25,237	$25,309
12/2024	$24,284	$24,710

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/16
Class C at NAV	11.99%	9.14%	10.67%
Class C with 1.00% CDSCFootnote Reference1	10.99%	9.14%	10.67%
MSCI World Index (Net)	17.49%	10.06%	10.85%

Performance Inception Date		Mar. 31, 2016
Previous Investment Adviser [Text Block]
AssetsNet		$ 974,101,733
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 8,602,808
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$974,101,733
# of Portfolio Holdings (including overnight repurchase agreements)	51
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,602,808

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	17.9%
Commercial Services & Supplies	3.3%
Broadline Retail	3.5%
IT Services	3.8%
Machinery	3.9%
Electric Utilities	5.2%
Life Sciences Tools & Services	6.0%
Health Care Equipment & Supplies	6.1%
Chemicals	6.7%
Pharmaceuticals	7.4%
Financial Services	9.5%
Semiconductors & Semiconductor Equipment	11.7%
Software	15.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	5.9%
Microsoft Corp.	5.5%
Mastercard, Inc., Class A	5.2%
Eli Lilly & Co.	3.8%
Ecolab, Inc.	3.7%
eBay, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Roper Technologies, Inc.	3.0%
Iberdrola SA	2.9%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	10.2%
Canada	3.0%
Japan	3.1%
Taiwan	3.2%
Denmark	3.4%
Netherlands	3.7%
France	3.7%
United Kingdom	3.8%
Germany	4.0%
United States	61.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190736
Shareholder Report [Line Items]
Fund Name		Mirova Global Sustainable Equity Fund
Class Name		Class N
Trading Symbol		ESGNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mirova Global Sustainable Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$95	0.89%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

While the Fund delivered strong absolute returns for the full year, it lagged in overall performance mainly due to fourth quarter results as the Fund was underexposed to some of the areas expected to benefit under a Trump presidency. This included U.S. stocks, bank and energy stocks, and lower quality and procyclical areas. Certain companies also faced industry-wide or company-specific challenges.

Top Contributors to Performance

• Lack of exposure to the Energy and Real Estate sectors and an underweight to Consumer Staples contributed to performance.

• Stock selection in Health Care (Eli Lilly and Intuitive Surgical) and Materials (Smurfit Westrock and not owning mining companies) contributed.

•Nvidia, Taiwan Semi and eBay were the largest contributors to performance.

Top Detractors from Performance

•An overweight to Health Care and Materials, and underweight to Communication Services, which was led by Magnificent 7 stocks the Fund does not own (Meta, Alphabet), detracted.

•As U.S. equities outperformed, driven in part by the Magnificent 7, the Fund’s U.S. underweight and Europe overweight detracted.

•Stock picks in Industrials (Vestas Wind Systems and AGCO Corp) and Financials (AIA Group and Legal & General) detracted from relative performance.

•Vestas Wind Systems, Aptiv and Adobe were the largest detractors overall.

The Fund continued to invest for the long term, in high-quality companies likely to benefit from the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade.

Line Graph [Table Text Block]
	Class N	MSCI World Index (Net)
05/2017	$10,319	$10,221
06/2017	$10,337	$10,267
07/2017	$10,593	$10,554
08/2017	$10,673	$10,595
09/2017	$10,895	$10,799
10/2017	$11,213	$11,024
11/2017	$11,399	$11,237
12/2017	$11,481	$11,418
01/2018	$12,278	$12,062
02/2018	$11,759	$11,556
03/2018	$11,624	$11,308
04/2018	$11,623	$11,416
05/2018	$11,767	$11,431
06/2018	$11,713	$11,369
07/2018	$12,155	$11,712
08/2018	$12,245	$11,804
09/2018	$12,299	$11,855
10/2018	$11,217	$10,967
11/2018	$11,560	$11,127
12/2018	$10,762	$10,343
01/2019	$11,549	$11,160
02/2019	$12,129	$11,458
03/2019	$12,392	$11,603
04/2019	$12,923	$11,994
05/2019	$12,233	$11,283
06/2019	$13,093	$12,022
07/2019	$13,064	$12,057
08/2019	$13,017	$11,771
09/2019	$13,197	$12,018
10/2019	$13,414	$12,347
11/2019	$13,905	$12,649
12/2019	$14,319	$13,094
01/2020	$14,452	$12,950
02/2020	$13,650	$11,904
03/2020	$12,380	$10,297
04/2020	$13,813	$11,400
05/2020	$14,706	$11,895
06/2020	$15,186	$12,276
07/2020	$16,137	$12,925
08/2020	$16,981	$13,716
09/2020	$16,703	$13,274
10/2020	$16,271	$12,951
11/2020	$17,970	$14,547
12/2020	$18,964	$15,223
01/2021	$18,598	$15,153
02/2021	$18,858	$15,504
03/2021	$19,243	$15,919
04/2021	$19,964	$16,615
05/2021	$20,218	$16,873
06/2021	$20,754	$17,096
07/2021	$21,514	$17,213
08/2021	$22,421	$17,644
09/2021	$21,212	$16,915
10/2021	$22,616	$17,779
11/2021	$21,816	$17,351
12/2021	$22,409	$18,045
01/2022	$20,343	$17,158
02/2022	$19,705	$16,715
03/2022	$19,813	$17,077
04/2022	$18,213	$15,710
05/2022	$18,213	$15,729
06/2022	$16,830	$14,403
07/2022	$18,280	$15,409
08/2022	$16,920	$14,841
09/2022	$15,087	$13,421
10/2022	$16,099	$14,231
11/2022	$17,943	$15,334
12/2022	$17,408	$14,731
01/2023	$18,632	$15,787
02/2023	$18,156	$15,334
03/2023	$18,587	$15,807
04/2023	$18,939	$16,034
05/2023	$18,825	$15,863
06/2023	$19,937	$16,784
07/2023	$20,175	$17,398
08/2023	$19,664	$16,912
09/2023	$18,417	$16,212
10/2023	$18,009	$15,725
11/2023	$19,857	$17,176
12/2023	$20,664	$18,001
01/2024	$21,018	$18,107
02/2024	$22,204	$18,884
03/2024	$22,946	$19,477
04/2024	$22,085	$18,834
05/2024	$23,249	$19,599
06/2024	$23,523	$20,036
07/2024	$23,637	$20,359
08/2024	$24,664	$20,876
09/2024	$24,858	$21,361
10/2024	$23,808	$20,881
11/2024	$24,299	$21,662
12/2024	$23,381	$21,150

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	13.15%	10.30%	11.71%
MSCI World Index (Net)	17.49%	10.06%	10.19%

Performance Inception Date		May 01, 2017
Previous Investment Adviser [Text Block]
AssetsNet		$ 974,101,733
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 8,602,808
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$974,101,733
# of Portfolio Holdings (including overnight repurchase agreements)	51
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,602,808

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	17.9%
Commercial Services & Supplies	3.3%
Broadline Retail	3.5%
IT Services	3.8%
Machinery	3.9%
Electric Utilities	5.2%
Life Sciences Tools & Services	6.0%
Health Care Equipment & Supplies	6.1%
Chemicals	6.7%
Pharmaceuticals	7.4%
Financial Services	9.5%
Semiconductors & Semiconductor Equipment	11.7%
Software	15.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	5.9%
Microsoft Corp.	5.5%
Mastercard, Inc., Class A	5.2%
Eli Lilly & Co.	3.8%
Ecolab, Inc.	3.7%
eBay, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Roper Technologies, Inc.	3.0%
Iberdrola SA	2.9%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	10.2%
Canada	3.0%
Japan	3.1%
Taiwan	3.2%
Denmark	3.4%
Netherlands	3.7%
France	3.7%
United Kingdom	3.8%
Germany	4.0%
United States	61.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000167847
Shareholder Report [Line Items]
Fund Name		Mirova Global Sustainable Equity Fund
Class Name		Class Y
Trading Symbol		ESGYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mirova Global Sustainable Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$101	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

While the Fund delivered strong absolute returns for the full year, it lagged in overall performance mainly due to fourth quarter results as the Fund was underexposed to some of the areas expected to benefit under a Trump presidency. This included U.S. stocks, bank and energy stocks, and lower quality and procyclical areas. Certain companies also faced industry-wide or company-specific challenges.

Top Contributors to Performance

• Lack of exposure to the Energy and Real Estate sectors and an underweight to Consumer Staples contributed to performance.

• Stock selection in Health Care (Eli Lilly and Intuitive Surgical) and Materials (Smurfit Westrock and not owning mining companies) contributed.

•Nvidia, Taiwan Semi and eBay were the largest contributors to performance.

Top Detractors from Performance

•An overweight to Health Care and Materials, and underweight to Communication Services, which was led by Magnificent 7 stocks the Fund does not own (Meta, Alphabet), detracted.

•As U.S. equities outperformed, driven in part by the Magnificent 7, the Fund’s U.S. underweight and Europe overweight detracted.

•Stock picks in Industrials (Vestas Wind Systems and AGCO Corp) and Financials (AIA Group and Legal & General) detracted from relative performance.

•Vestas Wind Systems, Aptiv and Adobe were the largest detractors overall.

The Fund continued to invest for the long term, in high-quality companies likely to benefit from the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade.

Line Graph [Table Text Block]
	Class Y	MSCI World Index (Net)
03/2016	$10,000	$10,000
04/2016	$9,940	$10,148
05/2016	$10,120	$10,160
06/2016	$9,910	$10,099
07/2016	$10,350	$10,534
08/2016	$10,370	$10,570
09/2016	$10,470	$10,634
10/2016	$10,060	$10,454
11/2016	$9,790	$10,533
12/2016	$9,930	$10,761
01/2017	$10,341	$11,055
02/2017	$10,591	$11,365
03/2017	$10,842	$11,504
04/2017	$11,283	$11,683
05/2017	$11,673	$11,941
06/2017	$11,693	$11,996
07/2017	$11,984	$12,331
08/2017	$12,064	$12,378
09/2017	$12,325	$12,617
10/2017	$12,685	$12,879
11/2017	$12,896	$13,129
12/2017	$12,983	$13,340
01/2018	$13,885	$14,093
02/2018	$13,297	$13,501
03/2018	$13,145	$13,212
04/2018	$13,144	$13,338
05/2018	$13,307	$13,355
06/2018	$13,246	$13,283
07/2018	$13,745	$13,683
08/2018	$13,847	$13,791
09/2018	$13,909	$13,851
10/2018	$12,675	$12,813
11/2018	$13,072	$13,000
12/2018	$12,163	$12,084
01/2019	$13,052	$13,039
02/2019	$13,708	$13,387
03/2019	$14,005	$13,556
04/2019	$14,616	$14,013
05/2019	$13,836	$13,182
06/2019	$14,797	$14,045
07/2019	$14,776	$14,087
08/2019	$14,712	$13,752
09/2019	$14,915	$14,042
10/2019	$15,160	$14,426
11/2019	$15,715	$14,778
12/2019	$16,176	$15,299
01/2020	$16,338	$15,130
02/2020	$15,421	$13,908
03/2020	$13,985	$12,030
04/2020	$15,616	$13,319
05/2020	$16,614	$13,898
06/2020	$17,156	$14,342
07/2020	$18,230	$15,101
08/2020	$19,184	$16,025
09/2020	$18,870	$15,508
10/2020	$18,371	$15,131
11/2020	$20,301	$16,996
12/2020	$21,420	$17,785
01/2021	$21,007	$17,705
02/2021	$21,300	$18,115
03/2021	$21,735	$18,598
04/2021	$22,539	$19,412
05/2021	$22,825	$19,714
06/2021	$23,430	$19,973
07/2021	$24,289	$20,111
08/2021	$25,313	$20,614
09/2021	$23,948	$19,763
10/2021	$25,534	$20,772
11/2021	$24,631	$20,271
12/2021	$25,288	$21,082
01/2022	$22,968	$20,047
02/2022	$22,235	$19,529
03/2022	$22,369	$19,952
04/2022	$20,562	$18,355
05/2022	$20,562	$18,377
06/2022	$18,989	$16,828
07/2022	$20,626	$18,003
08/2022	$19,090	$17,340
09/2022	$17,021	$15,680
10/2022	$18,163	$16,626
11/2022	$20,245	$17,916
12/2022	$19,641	$17,211
01/2023	$21,022	$18,444
02/2023	$20,485	$17,916
03/2023	$20,971	$18,468
04/2023	$21,355	$18,734
05/2023	$21,227	$18,533
06/2023	$22,494	$19,609
07/2023	$22,750	$20,327
08/2023	$22,187	$19,759
09/2023	$20,766	$18,942
10/2023	$20,306	$18,372
11/2023	$22,391	$20,068
12/2023	$23,300	$21,032
01/2024	$23,699	$21,155
02/2024	$25,037	$22,063
03/2024	$25,873	$22,756
04/2024	$24,890	$22,005
05/2024	$26,215	$22,899
06/2024	$26,511	$23,409
07/2024	$26,640	$23,786
08/2024	$27,798	$24,390
09/2024	$28,017	$24,957
10/2024	$26,833	$24,397
11/2024	$27,373	$25,309
12/2024	$26,344	$24,710

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/16
Class Y	13.06%	10.25%	11.70%
MSCI World Index (Net)	17.49%	10.06%	10.85%

Performance Inception Date		Mar. 31, 2016
Previous Investment Adviser [Text Block]
AssetsNet		$ 974,101,733
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 8,602,808
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$974,101,733
# of Portfolio Holdings (including overnight repurchase agreements)	51
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,602,808

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	17.9%
Commercial Services & Supplies	3.3%
Broadline Retail	3.5%
IT Services	3.8%
Machinery	3.9%
Electric Utilities	5.2%
Life Sciences Tools & Services	6.0%
Health Care Equipment & Supplies	6.1%
Chemicals	6.7%
Pharmaceuticals	7.4%
Financial Services	9.5%
Semiconductors & Semiconductor Equipment	11.7%
Software	15.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	5.9%
Microsoft Corp.	5.5%
Mastercard, Inc., Class A	5.2%
Eli Lilly & Co.	3.8%
Ecolab, Inc.	3.7%
eBay, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Roper Technologies, Inc.	3.0%
Iberdrola SA	2.9%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	10.2%
Canada	3.0%
Japan	3.1%
Taiwan	3.2%
Denmark	3.4%
Netherlands	3.7%
France	3.7%
United Kingdom	3.8%
Germany	4.0%
United States	61.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000206848
Shareholder Report [Line Items]
Fund Name		Mirova International Sustainable Equity Fund
Class Name		Class A
Trading Symbol		MRVAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mirova International Sustainable Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$121	1.20%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 121
Expense Ratio, Percent		1.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

While the Fund delivered strong absolute returns for the full year, it lagged in overall performance mainly due to fourth quarter results as the Fund was underexposed to some of the areas expected to benefit under a Trump presidency. This included bank and energy stocks, and lower quality and procyclical areas. Certain companies also faced industry-wide or company-specific challenges.

Top Contributors to Performance

•Lack of exposure to the Energy sector, underweight to Consumer Staples and overweight to IT contributed to relative performance.

•Stock selection in IT (Taiwan Semi, SAP and Shopify), Materials (Smurfit Westrock and not owning mining companies) and Utilities (Iberdrola) contributed.

•Taiwan Semi, SAP and KBC Group were the largest contributors to performance.

Top Detractors from Performance

•An underweight position in Financials and overweight in Materials detracted from relative performance.

•Stock picks in Industrials (Vestas Wind Systems, Kubota and Kingspan) and Financials (AIA Group) detracted from relative performance.

•Vestas Wind Systems, L’Oreal and Dassault Systemes were the largest detractors from performance.

The Fund continued to invest for the long term, in high-quality companies likely to benefit from the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade.

Line Graph [Table Text Block]
	Class A with load	MSCI EAFE Index (Net)
12/2018	$9,434	$10,193
01/2019	$9,906	$10,863
02/2019	$10,264	$11,140
03/2019	$10,386	$11,210
04/2019	$10,795	$11,525
05/2019	$10,257	$10,971
06/2019	$10,833	$11,622
07/2019	$10,569	$11,475
08/2019	$10,333	$11,178
09/2019	$10,663	$11,498
10/2019	$11,154	$11,911
11/2019	$11,465	$12,045
12/2019	$11,909	$12,437
01/2020	$11,671	$12,177
02/2020	$10,966	$11,076
03/2020	$9,595	$9,598
04/2020	$10,372	$10,218
05/2020	$11,097	$10,663
06/2020	$11,517	$11,026
07/2020	$12,232	$11,283
08/2020	$12,891	$11,863
09/2020	$12,710	$11,555
10/2020	$12,118	$11,093
11/2020	$13,692	$12,813
12/2020	$14,669	$13,409
01/2021	$14,280	$13,266
02/2021	$14,364	$13,563
03/2021	$14,648	$13,875
04/2021	$15,199	$14,293
05/2021	$15,550	$14,759
06/2021	$15,348	$14,593
07/2021	$15,816	$14,703
08/2021	$16,411	$14,962
09/2021	$15,486	$14,528
10/2021	$15,986	$14,885
11/2021	$15,125	$14,192
12/2021	$15,581	$14,919
01/2022	$14,148	$14,198
02/2022	$13,649	$13,947
03/2022	$13,442	$14,037
04/2022	$12,519	$13,129
05/2022	$12,498	$13,227
06/2022	$11,292	$12,000
07/2022	$12,085	$12,598
08/2022	$11,086	$11,999
09/2022	$9,892	$10,877
10/2022	$10,424	$11,462
11/2022	$11,890	$12,753
12/2022	$11,776	$12,763
01/2023	$12,901	$13,796
02/2023	$12,440	$13,509
03/2023	$12,935	$13,843
04/2023	$13,260	$14,234
05/2023	$12,910	$13,632
06/2023	$13,192	$14,252
07/2023	$13,429	$14,713
08/2023	$12,606	$14,150
09/2023	$11,750	$13,666
10/2023	$11,401	$13,112
11/2023	$12,708	$14,329
12/2023	$13,468	$15,091
01/2024	$13,400	$15,177
02/2024	$13,832	$15,455
03/2024	$14,241	$15,964
04/2024	$13,722	$15,555
05/2024	$14,336	$16,157
06/2024	$14,109	$15,896
07/2024	$14,518	$16,363
08/2024	$14,973	$16,895
09/2024	$15,212	$17,051
10/2024	$14,257	$16,124
11/2024	$14,098	$16,032
12/2024	$13,721	$15,668

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/28/18
Class A at NAV	1.88%	2.87%	6.45%
Class A with 5.75% MSCFootnote Reference1	(3.96%)	1.67%	5.41%
MSCI EAFE Index (Net)	3.82%	4.73%	7.47%

Performance Inception Date		Dec. 28, 2018
Previous Investment Adviser [Text Block]
AssetsNet		$ 16,353,903
Holdings Count | Holding		37
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$16,353,903
# of Portfolio Holdings (including overnight repurchase agreements)	37
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.7%
Financial Services	3.0%
Diversified REITs	3.1%
Electronic Equipment, Instruments & Components	3.3%
IT Services	3.5%
Electric Utilities	4.3%
Personal Care Products	4.5%
Insurance	5.6%
Health Care Equipment & Supplies	5.6%
Building Products	5.8%
Pharmaceuticals	6.7%
Banks	7.2%
Chemicals	8.6%
Semiconductors & Semiconductor Equipment	8.9%
Software	9.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

SAP SE	6.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.0%
KBC Group NV	5.0%
Iberdrola SA	4.3%
ASML Holding NV	3.9%
Air Liquide SA	3.6%
Novo Nordisk AS, Class B	3.5%
Shopify, Inc., Class A	3.5%
Legal & General Group PLC	3.4%
Halma PLC	3.3%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.5%
Ireland	3.1%
United States	3.5%
Spain	4.3%
Switzerland	4.5%
Belgium	5.0%
Taiwan	5.0%
Canada	5.3%
Denmark	5.3%
Netherlands	6.9%
Japan	10.6%
Germany	12.4%
France	13.0%
United Kingdom	14.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000206846
Shareholder Report [Line Items]
Fund Name		Mirova International Sustainable Equity Fund
Class Name		Class N
Trading Symbol		MRVNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mirova International Sustainable Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$91	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

While the Fund delivered strong absolute returns for the full year, it lagged in overall performance mainly due to fourth quarter results as the Fund was underexposed to some of the areas expected to benefit under a Trump presidency. This included bank and energy stocks, and lower quality and procyclical areas. Certain companies also faced industry-wide or company-specific challenges.

Top Contributors to Performance

•Lack of exposure to the Energy sector, underweight to Consumer Staples and overweight to IT contributed to relative performance.

•Stock selection in IT (Taiwan Semi, SAP and Shopify), Materials (Smurfit Westrock and not owning mining companies) and Utilities (Iberdrola) contributed.

•Taiwan Semi, SAP and KBC Group were the largest contributors to performance.

Top Detractors from Performance

•An underweight position in Financials and overweight in Materials detracted from relative performance.

•Stock picks in Industrials (Vestas Wind Systems, Kubota and Kingspan) and Financials (AIA Group) detracted from relative performance.

•Vestas Wind Systems, L’Oreal and Dassault Systemes were the largest detractors from performance.

The Fund continued to invest for the long term, in high-quality companies likely to benefit from the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade.

Line Graph [Table Text Block]
	Class N	MSCI EAFE Index (Net)
12/2018	$10,010	$10,193
01/2019	$10,510	$10,863
02/2019	$10,900	$11,140
03/2019	$11,030	$11,210
04/2019	$11,464	$11,525
05/2019	$10,893	$10,971
06/2019	$11,514	$11,622
07/2019	$11,234	$11,475
08/2019	$10,983	$11,178
09/2019	$11,344	$11,498
10/2019	$11,864	$11,911
11/2019	$12,205	$12,045
12/2019	$12,669	$12,437
01/2020	$12,426	$12,177
02/2020	$11,677	$11,076
03/2020	$10,229	$9,598
04/2020	$11,055	$10,218
05/2020	$11,826	$10,663
06/2020	$12,283	$11,026
07/2020	$13,044	$11,283
08/2020	$13,755	$11,863
09/2020	$13,562	$11,555
10/2020	$12,933	$11,093
11/2020	$14,618	$12,813
12/2020	$15,660	$13,409
01/2021	$15,246	$13,266
02/2021	$15,346	$13,563
03/2021	$15,649	$13,875
04/2021	$16,235	$14,293
05/2021	$16,620	$14,759
06/2021	$16,405	$14,593
07/2021	$16,914	$14,703
08/2021	$17,559	$14,962
09/2021	$16,563	$14,528
10/2021	$17,106	$14,885
11/2021	$16,190	$14,192
12/2021	$16,674	$14,919
01/2022	$15,145	$14,198
02/2022	$14,613	$13,947
03/2022	$14,393	$14,037
04/2022	$13,420	$13,129
05/2022	$13,397	$13,227
06/2022	$12,100	$12,000
07/2022	$12,957	$12,598
08/2022	$11,892	$11,999
09/2022	$10,618	$10,877
10/2022	$11,174	$11,462
11/2022	$12,760	$12,753
12/2022	$12,644	$12,763
01/2023	$13,846	$13,796
02/2023	$13,353	$13,509
03/2023	$13,894	$13,843
04/2023	$14,241	$14,234
05/2023	$13,880	$13,632
06/2023	$14,181	$14,252
07/2023	$14,446	$14,713
08/2023	$13,567	$14,150
09/2023	$12,640	$13,666
10/2023	$12,267	$13,112
11/2023	$13,675	$14,329
12/2023	$14,497	$15,091
01/2024	$14,436	$15,177
02/2024	$14,899	$15,455
03/2024	$15,350	$15,964
04/2024	$14,782	$15,555
05/2024	$15,464	$16,157
06/2024	$15,220	$15,896
07/2024	$15,671	$16,363
08/2024	$16,147	$16,895
09/2024	$16,427	$17,051
10/2024	$15,391	$16,124
11/2024	$15,220	$16,032
12/2024	$14,821	$15,668

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/28/18
Class N	2.23%	3.19%	6.77%
MSCI EAFE Index (Net)	3.82%	4.73%	7.47%

Performance Inception Date		Dec. 28, 2018
Previous Investment Adviser [Text Block]
AssetsNet		$ 16,353,903
Holdings Count | Holding		37
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$16,353,903
# of Portfolio Holdings (including overnight repurchase agreements)	37
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.7%
Financial Services	3.0%
Diversified REITs	3.1%
Electronic Equipment, Instruments & Components	3.3%
IT Services	3.5%
Electric Utilities	4.3%
Personal Care Products	4.5%
Insurance	5.6%
Health Care Equipment & Supplies	5.6%
Building Products	5.8%
Pharmaceuticals	6.7%
Banks	7.2%
Chemicals	8.6%
Semiconductors & Semiconductor Equipment	8.9%
Software	9.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

SAP SE	6.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.0%
KBC Group NV	5.0%
Iberdrola SA	4.3%
ASML Holding NV	3.9%
Air Liquide SA	3.6%
Novo Nordisk AS, Class B	3.5%
Shopify, Inc., Class A	3.5%
Legal & General Group PLC	3.4%
Halma PLC	3.3%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.5%
Ireland	3.1%
United States	3.5%
Spain	4.3%
Switzerland	4.5%
Belgium	5.0%
Taiwan	5.0%
Canada	5.3%
Denmark	5.3%
Netherlands	6.9%
Japan	10.6%
Germany	12.4%
France	13.0%
United Kingdom	14.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000206847
Shareholder Report [Line Items]
Fund Name		Mirova International Sustainable Equity Fund
Class Name		Class Y
Trading Symbol		MRVYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mirova International Sustainable Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$96	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

While the Fund delivered strong absolute returns for the full year, it lagged in overall performance mainly due to fourth quarter results as the Fund was underexposed to some of the areas expected to benefit under a Trump presidency. This included bank and energy stocks, and lower quality and procyclical areas. Certain companies also faced industry-wide or company-specific challenges.

Top Contributors to Performance

•Lack of exposure to the Energy sector, underweight to Consumer Staples and overweight to IT contributed to relative performance.

•Stock selection in IT (Taiwan Semi, SAP and Shopify), Materials (Smurfit Westrock and not owning mining companies) and Utilities (Iberdrola) contributed.

•Taiwan Semi, SAP and KBC Group were the largest contributors to performance.

Top Detractors from Performance

•An underweight position in Financials and overweight in Materials detracted from relative performance.

•Stock picks in Industrials (Vestas Wind Systems, Kubota and Kingspan) and Financials (AIA Group) detracted from relative performance.

•Vestas Wind Systems, L’Oreal and Dassault Systemes were the largest detractors from performance.

The Fund continued to invest for the long term, in high-quality companies likely to benefit from the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade.

Line Graph [Table Text Block]
	Class Y	MSCI EAFE Index (Net)
12/2018	$10,010	$10,193
01/2019	$10,510	$10,863
02/2019	$10,900	$11,140
03/2019	$11,020	$11,210
04/2019	$11,464	$11,525
05/2019	$10,893	$10,971
06/2019	$11,514	$11,622
07/2019	$11,224	$11,475
08/2019	$10,983	$11,178
09/2019	$11,334	$11,498
10/2019	$11,854	$11,911
11/2019	$12,195	$12,045
12/2019	$12,658	$12,437
01/2020	$12,415	$12,177
02/2020	$11,666	$11,076
03/2020	$10,218	$9,598
04/2020	$11,044	$10,218
05/2020	$11,815	$10,663
06/2020	$12,272	$11,026
07/2020	$13,033	$11,283
08/2020	$13,734	$11,863
09/2020	$13,551	$11,555
10/2020	$12,922	$11,093
11/2020	$14,597	$12,813
12/2020	$15,646	$13,409
01/2021	$15,231	$13,266
02/2021	$15,332	$13,563
03/2021	$15,634	$13,875
04/2021	$16,221	$14,293
05/2021	$16,606	$14,759
06/2021	$16,391	$14,593
07/2021	$16,900	$14,703
08/2021	$17,533	$14,962
09/2021	$16,549	$14,528
10/2021	$17,081	$14,885
11/2021	$16,164	$14,192
12/2021	$16,646	$14,919
01/2022	$15,118	$14,198
02/2022	$14,597	$13,947
03/2022	$14,365	$14,037
04/2022	$13,393	$13,129
05/2022	$13,370	$13,227
06/2022	$12,085	$12,000
07/2022	$12,930	$12,598
08/2022	$11,865	$11,999
09/2022	$10,592	$10,877
10/2022	$11,159	$11,462
11/2022	$12,733	$12,753
12/2022	$12,620	$12,763
01/2023	$13,821	$13,796
02/2023	$13,329	$13,509
03/2023	$13,869	$13,843
04/2023	$14,216	$14,234
05/2023	$13,843	$13,632
06/2023	$14,156	$14,252
07/2023	$14,408	$14,713
08/2023	$13,530	$14,150
09/2023	$12,604	$13,666
10/2023	$12,231	$13,112
11/2023	$13,638	$14,329
12/2023	$14,468	$15,091
01/2024	$14,395	$15,177
02/2024	$14,857	$15,455
03/2024	$15,307	$15,964
04/2024	$14,740	$15,555
05/2024	$15,421	$16,157
06/2024	$15,178	$15,896
07/2024	$15,616	$16,363
08/2024	$16,103	$16,895
09/2024	$16,371	$17,051
10/2024	$15,336	$16,124
11/2024	$15,178	$16,032
12/2024	$14,770	$15,668

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/28/18
Class Y	2.09%	3.13%	6.71%
MSCI EAFE Index (Net)	3.82%	4.73%	7.47%

Performance Inception Date		Dec. 28, 2018
Previous Investment Adviser [Text Block]
AssetsNet		$ 16,353,903
Holdings Count | Holding		37
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$16,353,903
# of Portfolio Holdings (including overnight repurchase agreements)	37
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.7%
Financial Services	3.0%
Diversified REITs	3.1%
Electronic Equipment, Instruments & Components	3.3%
IT Services	3.5%
Electric Utilities	4.3%
Personal Care Products	4.5%
Insurance	5.6%
Health Care Equipment & Supplies	5.6%
Building Products	5.8%
Pharmaceuticals	6.7%
Banks	7.2%
Chemicals	8.6%
Semiconductors & Semiconductor Equipment	8.9%
Software	9.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

SAP SE	6.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.0%
KBC Group NV	5.0%
Iberdrola SA	4.3%
ASML Holding NV	3.9%
Air Liquide SA	3.6%
Novo Nordisk AS, Class B	3.5%
Shopify, Inc., Class A	3.5%
Legal & General Group PLC	3.4%
Halma PLC	3.3%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.5%
Ireland	3.1%
United States	3.5%
Spain	4.3%
Switzerland	4.5%
Belgium	5.0%
Taiwan	5.0%
Canada	5.3%
Denmark	5.3%
Netherlands	6.9%
Japan	10.6%
Germany	12.4%
France	13.0%
United Kingdom	14.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000094872
Shareholder Report [Line Items]
Fund Name		Natixis Oakmark International Fund
Class Name		Class A
Trading Symbol		NOIAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$112	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		1.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

On an absolute-return basis, the industrials and communication services sectors were the only sectors that contributed to the Fund’s return. Health care and consumer discretionary detracted the most to the Fund’s absolute return for the year. Geographically, Italy and Japan had the largest contribution to absolute performance of the Fund, while France and Germany were the largest detractors.

Top Contributors to Performance

•Intesa Sanpaolo was a contributor during the 1-year period. The company started the year strong after posting results that benefited from increased fees and commissions. Solid performance continued throughout the year with the company’s net interest income being a highlight. During the year, Intesa launched management changes, which we believe could be pivotal in the continued growth of total fee income and commission over the coming years.

•Prosus was another contributor during the 1-year period. The Netherlands-headquartered broadline retail company, which, in our view, is a discounted way to invest in Tencent, saw its stock price rise on improved sentiment toward Chinese stocks after the announcement of a multipronged stimulus package by the Chinese government. During the year, we met with the new CEO, who emphasized focus on balancing steady growth and increasing profitability to unlock further value.

Top Detractors from Performance

•Bayer was a detractor during the 1-year period. The Germany-headquartered pharmaceuticals company’s stock price declined following its third-quarter earnings release. While pharma revenues exceeded consensus expectations, crop market weakness weighed on performance and drove a downgrade in 2025 guidance.

•Kering was another detractor during the 1-year period. The France-headquartered luxury holdings company’s stock price declined initially following the release of first-quarter results with underperformance mainly concentrated around Gucci globally, but most severely in China. The company’s stock price continued to slip after reporting challenging third-quarter earnings and portfolio brands, including Gucci and Yves Saint Laurent, struggled during the period.

Line Graph [Table Text Block]
	Class A with load	MSCI World ex USA Index (Net)
12/2014	$9,424	$10,000
01/2015	$9,379	$9,985
02/2015	$10,068	$10,519
03/2015	$10,015	$10,349
04/2015	$10,179	$10,872
05/2015	$10,156	$10,702
06/2015	$9,905	$10,403
07/2015	$10,019	$10,375
08/2015	$9,135	$9,582
09/2015	$8,587	$9,137
10/2015	$9,417	$9,818
11/2015	$9,242	$9,615
12/2015	$8,920	$9,434
01/2016	$8,166	$8,792
02/2016	$8,003	$8,692
03/2016	$8,703	$9,398
04/2016	$8,825	$9,646
05/2016	$8,591	$9,483
06/2016	$8,013	$9,338
07/2016	$8,646	$9,800
08/2016	$8,997	$9,862
09/2016	$9,114	$9,983
10/2016	$9,286	$9,840
11/2016	$9,372	$9,612
12/2016	$9,651	$9,858
01/2017	$10,104	$10,207
02/2017	$10,159	$10,370
03/2017	$10,604	$10,633
04/2017	$11,073	$10,860
05/2017	$11,223	$11,213
06/2017	$11,263	$11,248
07/2017	$11,803	$11,662
08/2017	$11,764	$11,723
09/2017	$12,288	$11,941
10/2017	$12,399	$12,165
11/2017	$12,328	$12,264
12/2017	$12,504	$12,538
01/2018	$13,395	$13,237
02/2018	$12,616	$12,613
03/2018	$12,207	$12,390
04/2018	$12,456	$12,588
05/2018	$11,886	$12,297
06/2018	$11,525	$12,066
07/2018	$11,854	$12,355
08/2018	$11,268	$12,096
09/2018	$11,380	$12,151
10/2018	$10,233	$11,163
11/2018	$10,096	$11,269
12/2018	$9,484	$10,758
01/2019	$10,349	$11,571
02/2019	$10,593	$11,797
03/2019	$10,349	$11,868
04/2019	$11,114	$12,181
05/2019	$9,904	$11,527
06/2019	$10,694	$12,222
07/2019	$10,433	$12,074
08/2019	$10,114	$11,701
09/2019	$10,601	$12,002
10/2019	$11,198	$12,421
11/2019	$11,374	$12,530
12/2019	$11,794	$13,073
01/2020	$11,041	$12,722
02/2020	$10,063	$11,716
03/2020	$7,225	$10,020
04/2020	$8,047	$10,779
05/2020	$8,436	$11,132
06/2020	$9,033	$11,635
07/2020	$9,137	$12,153
08/2020	$9,864	$12,674
09/2020	$9,302	$12,362
10/2020	$9,059	$12,096
11/2020	$11,430	$13,724
12/2020	$12,272	$14,465
01/2021	$12,012	$14,497
02/2021	$13,079	$14,784
03/2021	$13,365	$14,971
04/2021	$13,695	$15,411
05/2021	$14,337	$15,893
06/2021	$13,947	$15,790
07/2021	$13,651	$15,530
08/2021	$13,591	$15,825
09/2021	$13,235	$15,319
10/2021	$13,695	$15,684
11/2021	$12,679	$14,978
12/2021	$13,344	$15,597
01/2022	$13,511	$15,022
02/2022	$12,533	$14,725
03/2022	$12,190	$14,748
04/2022	$11,450	$13,822
05/2022	$12,014	$13,922
06/2022	$10,772	$12,724
07/2022	$11,106	$13,160
08/2022	$10,270	$12,736
09/2022	$9,133	$11,464
10/2022	$9,803	$11,806
11/2022	$11,450	$13,200
12/2022	$11,221	$13,101
01/2023	$12,780	$14,164
02/2023	$12,556	$13,666
03/2023	$12,843	$14,001
04/2023	$13,076	$14,244
05/2023	$12,449	$13,726
06/2023	$13,211	$14,342
07/2023	$13,749	$14,925
08/2023	$12,933	$14,251
09/2023	$12,225	$13,801
10/2023	$11,374	$13,231
11/2023	$12,557	$14,422
12/2023	$13,346	$15,147
01/2024	$12,809	$14,996
02/2024	$12,982	$15,376
03/2024	$13,346	$15,857
04/2024	$12,951	$15,572
05/2024	$13,452	$16,024
06/2024	$12,759	$16,009
07/2024	$13,188	$16,379
08/2024	$13,462	$16,846
09/2024	$13,900	$17,300
10/2024	$13,069	$16,451
11/2024	$12,841	$16,302
12/2024	$12,662	$15,985

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	(5.13%)	1.43%	3.00%
Class A with 5.75% MSCFootnote Reference1	(10.57%)	0.24%	2.39%
MSCI World ex USA Index (Net)	5.49%	4.09%	4.79%

Previous Investment Adviser [Text Block]
AssetsNet		$ 269,010,643
Holdings Count | Holding		69
Advisory Fees Paid, Amount		$ 2,037,075
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$269,010,643
# of Portfolio Holdings (including overnight repurchase agreements)	69
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,037,075

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Automobile Components	3.2%
Beverages	3.4%
Insurance	3.5%
Health Care Providers & Services	4.6%
Automobiles	5.1%
Financial Services	5.3%
Pharmaceuticals	5.7%
Textiles, Apparel & Luxury Goods	7.4%
Banks	9.1%
Machinery	10.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

BNP Paribas SA	3.7%
Kering SA	3.3%
CNH Industrial NV	3.2%
Continental AG	3.2%
Bayer AG	3.2%
Edenred SE	2.8%
Bayerische Motoren Werke AG	2.8%
Fresenius Medical Care AG	2.5%
Mercedes-Benz Group AG, (Registered)	2.3%
Airbus SE	2.2%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.5%
United States	3.3%
Sweden	3.4%
Netherlands	5.5%
Switzerland	7.9%
United Kingdom	14.1%
France	20.8%
Germany	25.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000094873
Shareholder Report [Line Items]
Fund Name		Natixis Oakmark International Fund
Class Name		Class C
Trading Symbol		NOICX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$184	1.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 184
Expense Ratio, Percent		1.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

On an absolute-return basis, the industrials and communication services sectors were the only sectors that contributed to the Fund’s return. Health care and consumer discretionary detracted the most to the Fund’s absolute return for the year. Geographically, Italy and Japan had the largest contribution to absolute performance of the Fund, while France and Germany were the largest detractors.

Top Contributors to Performance

•Intesa Sanpaolo was a contributor during the 1-year period. The company started the year strong after posting results that benefited from increased fees and commissions. Solid performance continued throughout the year with the company’s net interest income being a highlight. During the year, Intesa launched management changes, which we believe could be pivotal in the continued growth of total fee income and commission over the coming years.

•Prosus was another contributor during the 1-year period. The Netherlands-headquartered broadline retail company, which, in our view, is a discounted way to invest in Tencent, saw its stock price rise on improved sentiment toward Chinese stocks after the announcement of a multipronged stimulus package by the Chinese government. During the year, we met with the new CEO, who emphasized focus on balancing steady growth and increasing profitability to unlock further value.

Top Detractors from Performance

•Bayer was a detractor during the 1-year period. The Germany-headquartered pharmaceuticals company’s stock price declined following its third-quarter earnings release. While pharma revenues exceeded consensus expectations, crop market weakness weighed on performance and drove a downgrade in 2025 guidance.

•Kering was another detractor during the 1-year period. The France-headquartered luxury holdings company’s stock price declined initially following the release of first-quarter results with underperformance mainly concentrated around Gucci globally, but most severely in China. The company’s stock price continued to slip after reporting challenging third-quarter earnings and portfolio brands, including Gucci and Yves Saint Laurent, struggled during the period.

Line Graph [Table Text Block]
	Class C	MSCI World ex USA Index (Net)
12/2014	$10,000	$10,000
01/2015	$9,943	$9,985
02/2015	$10,661	$10,519
03/2015	$10,596	$10,349
04/2015	$10,764	$10,872
05/2015	$10,740	$10,702
06/2015	$10,469	$10,403
07/2015	$10,575	$10,375
08/2015	$9,639	$9,582
09/2015	$9,056	$9,137
10/2015	$9,919	$9,818
11/2015	$9,738	$9,615
12/2015	$9,392	$9,434
01/2016	$8,585	$8,792
02/2016	$8,410	$8,692
03/2016	$9,142	$9,398
04/2016	$9,265	$9,646
05/2016	$9,014	$9,483
06/2016	$8,396	$9,338
07/2016	$9,056	$9,800
08/2016	$9,424	$9,862
09/2016	$9,541	$9,983
10/2016	$9,708	$9,840
11/2016	$9,791	$9,612
12/2016	$10,083	$9,858
01/2017	$10,547	$10,207
02/2017	$10,597	$10,370
03/2017	$11,061	$10,633
04/2017	$11,541	$10,860
05/2017	$11,685	$11,213
06/2017	$11,727	$11,248
07/2017	$12,283	$11,662
08/2017	$12,224	$11,723
09/2017	$12,764	$11,941
10/2017	$12,873	$12,165
11/2017	$12,789	$12,264
12/2017	$12,962	$12,538
01/2018	$13,885	$13,237
02/2018	$13,063	$12,613
03/2018	$12,631	$12,390
04/2018	$12,886	$12,588
05/2018	$12,284	$12,297
06/2018	$11,911	$12,066
07/2018	$12,233	$12,355
08/2018	$11,623	$12,096
09/2018	$11,733	$12,151
10/2018	$10,547	$11,163
11/2018	$10,395	$11,269
12/2018	$9,755	$10,758
01/2019	$10,642	$11,571
02/2019	$10,888	$11,797
03/2019	$10,633	$11,868
04/2019	$11,406	$12,181
05/2019	$10,159	$11,527
06/2019	$10,967	$12,222
07/2019	$10,686	$12,074
08/2019	$10,361	$11,701
09/2019	$10,844	$12,002
10/2019	$11,450	$12,421
11/2019	$11,625	$12,530
12/2019	$12,042	$13,073
01/2020	$11,270	$12,722
02/2020	$10,264	$11,716
03/2020	$7,364	$10,020
04/2020	$8,199	$10,779
05/2020	$8,594	$11,132
06/2020	$9,187	$11,635
07/2020	$9,294	$12,153
08/2020	$10,022	$12,674
09/2020	$9,447	$12,362
10/2020	$9,196	$12,096
11/2020	$11,593	$13,724
12/2020	$12,437	$14,465
01/2021	$12,177	$14,497
02/2021	$13,245	$14,784
03/2021	$13,524	$14,971
04/2021	$13,847	$15,411
05/2021	$14,494	$15,893
06/2021	$14,081	$15,790
07/2021	$13,776	$15,530
08/2021	$13,713	$15,825
09/2021	$13,335	$15,319
10/2021	$13,803	$15,684
11/2021	$12,760	$14,978
12/2021	$13,422	$15,597
01/2022	$13,594	$15,022
02/2022	$12,600	$14,725
03/2022	$12,239	$14,748
04/2022	$11,489	$13,822
05/2022	$12,049	$13,922
06/2022	$10,794	$12,724
07/2022	$11,128	$13,160
08/2022	$10,288	$12,736
09/2022	$9,141	$11,464
10/2022	$9,809	$11,806
11/2022	$11,435	$13,200
12/2022	$11,208	$13,101
01/2023	$12,769	$14,164
02/2023	$12,545	$13,666
03/2023	$12,832	$14,001
04/2023	$13,065	$14,244
05/2023	$12,439	$13,726
06/2023	$13,200	$14,342
07/2023	$13,737	$14,925
08/2023	$12,922	$14,251
09/2023	$12,215	$13,801
10/2023	$11,364	$13,231
11/2023	$12,546	$14,422
12/2023	$13,335	$15,147
01/2024	$12,798	$14,996
02/2024	$12,971	$15,376
03/2024	$13,335	$15,857
04/2024	$12,940	$15,572
05/2024	$13,441	$16,024
06/2024	$12,748	$16,009
07/2024	$13,177	$16,379
08/2024	$13,450	$16,846
09/2024	$13,888	$17,300
10/2024	$13,058	$16,451
11/2024	$12,830	$16,302
12/2024	$12,651	$15,985

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	(5.88%)	0.67%	2.38%
Class C with 1.00% CDSCFootnote Reference1	(6.81%)	0.67%	2.38%
MSCI World ex USA Index (Net)	5.49%	4.09%	4.79%

Previous Investment Adviser [Text Block]
AssetsNet		$ 269,010,643
Holdings Count | Holding		69
Advisory Fees Paid, Amount		$ 2,037,075
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$269,010,643
# of Portfolio Holdings (including overnight repurchase agreements)	69
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,037,075

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Automobile Components	3.2%
Beverages	3.4%
Insurance	3.5%
Health Care Providers & Services	4.6%
Automobiles	5.1%
Financial Services	5.3%
Pharmaceuticals	5.7%
Textiles, Apparel & Luxury Goods	7.4%
Banks	9.1%
Machinery	10.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

BNP Paribas SA	3.7%
Kering SA	3.3%
CNH Industrial NV	3.2%
Continental AG	3.2%
Bayer AG	3.2%
Edenred SE	2.8%
Bayerische Motoren Werke AG	2.8%
Fresenius Medical Care AG	2.5%
Mercedes-Benz Group AG, (Registered)	2.3%
Airbus SE	2.2%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.5%
United States	3.3%
Sweden	3.4%
Netherlands	5.5%
Switzerland	7.9%
United Kingdom	14.1%
France	20.8%
Germany	25.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190734
Shareholder Report [Line Items]
Fund Name		Natixis Oakmark International Fund
Class Name		Class N
Trading Symbol		NIONX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$83	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

On an absolute-return basis, the industrials and communication services sectors were the only sectors that contributed to the Fund’s return. Health care and consumer discretionary detracted the most to the Fund’s absolute return for the year. Geographically, Italy and Japan had the largest contribution to absolute performance of the Fund, while France and Germany were the largest detractors.

Top Contributors to Performance

•Intesa Sanpaolo was a contributor during the 1-year period. The company started the year strong after posting results that benefited from increased fees and commissions. Solid performance continued throughout the year with the company’s net interest income being a highlight. During the year, Intesa launched management changes, which we believe could be pivotal in the continued growth of total fee income and commission over the coming years.

•Prosus was another contributor during the 1-year period. The Netherlands-headquartered broadline retail company, which, in our view, is a discounted way to invest in Tencent, saw its stock price rise on improved sentiment toward Chinese stocks after the announcement of a multipronged stimulus package by the Chinese government. During the year, we met with the new CEO, who emphasized focus on balancing steady growth and increasing profitability to unlock further value.

Top Detractors from Performance

•Bayer was a detractor during the 1-year period. The Germany-headquartered pharmaceuticals company’s stock price declined following its third-quarter earnings release. While pharma revenues exceeded consensus expectations, crop market weakness weighed on performance and drove a downgrade in 2025 guidance.

•Kering was another detractor during the 1-year period. The France-headquartered luxury holdings company’s stock price declined initially following the release of first-quarter results with underperformance mainly concentrated around Gucci globally, but most severely in China. The company’s stock price continued to slip after reporting challenging third-quarter earnings and portfolio brands, including Gucci and Yves Saint Laurent, struggled during the period.

Line Graph [Table Text Block]
	Class N	MSCI World ex USA Index (Net)
05/2017	$10,114	$10,324
06/2017	$10,150	$10,357
07/2017	$10,644	$10,738
08/2017	$10,608	$10,794
09/2017	$11,087	$10,995
10/2017	$11,187	$11,202
11/2017	$11,130	$11,293
12/2017	$11,296	$11,545
01/2018	$12,101	$12,188
02/2018	$11,405	$11,613
03/2018	$11,035	$11,409
04/2018	$11,267	$11,591
05/2018	$10,753	$11,323
06/2018	$10,434	$11,110
07/2018	$10,724	$11,376
08/2018	$10,202	$11,138
09/2018	$10,303	$11,189
10/2018	$9,273	$10,279
11/2018	$9,143	$10,376
12/2018	$8,592	$9,906
01/2019	$9,378	$10,655
02/2019	$9,607	$10,863
03/2019	$9,386	$10,928
04/2019	$10,081	$11,216
05/2019	$8,989	$10,614
06/2019	$9,707	$11,253
07/2019	$9,470	$11,117
08/2019	$9,187	$10,774
09/2019	$9,623	$11,051
10/2019	$10,173	$11,437
11/2019	$10,341	$11,538
12/2019	$10,718	$12,037
01/2020	$10,038	$11,714
02/2020	$9,153	$10,788
03/2020	$6,568	$9,226
04/2020	$7,327	$9,925
05/2020	$7,683	$10,250
06/2020	$8,228	$10,713
07/2020	$8,323	$11,191
08/2020	$8,987	$11,670
09/2020	$8,473	$11,383
10/2020	$8,260	$11,138
11/2020	$10,417	$12,636
12/2020	$11,194	$13,319
01/2021	$10,964	$13,348
02/2021	$11,941	$13,613
03/2021	$12,195	$13,785
04/2021	$12,505	$14,190
05/2021	$13,093	$14,634
06/2021	$12,736	$14,540
07/2021	$12,473	$14,300
08/2021	$12,426	$14,572
09/2021	$12,100	$14,105
10/2021	$12,529	$14,442
11/2021	$11,599	$13,792
12/2021	$12,203	$14,362
01/2022	$12,373	$13,832
02/2022	$11,475	$13,558
03/2022	$11,159	$13,580
04/2022	$10,487	$12,727
05/2022	$11,005	$12,819
06/2022	$9,872	$11,716
07/2022	$10,180	$12,117
08/2022	$9,419	$11,727
09/2022	$8,375	$10,555
10/2022	$8,998	$10,871
11/2022	$10,504	$12,154
12/2022	$10,293	$12,063
01/2023	$11,731	$13,042
02/2023	$11,532	$12,584
03/2023	$11,788	$12,891
04/2023	$12,004	$13,115
05/2023	$11,434	$12,639
06/2023	$12,144	$13,206
07/2023	$12,631	$13,743
08/2023	$11,896	$13,122
09/2023	$11,235	$12,707
10/2023	$10,459	$12,183
11/2023	$11,549	$13,280
12/2023	$12,280	$13,947
01/2024	$11,791	$13,808
02/2024	$11,959	$14,158
03/2024	$12,288	$14,601
04/2024	$11,930	$14,338
05/2024	$12,394	$14,755
06/2024	$11,753	$14,741
07/2024	$12,158	$15,082
08/2024	$12,420	$15,511
09/2024	$12,825	$15,929
10/2024	$12,057	$15,148
11/2024	$11,846	$15,010
12/2024	$11,688	$14,719

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	(4.82%)	1.75%	2.05%
MSCI World ex USA Index (Net)	5.49%	4.09%	5.12%

Performance Inception Date		May 01, 2017
Previous Investment Adviser [Text Block]
AssetsNet		$ 269,010,643
Holdings Count | Holding		69
Advisory Fees Paid, Amount		$ 2,037,075
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$269,010,643
# of Portfolio Holdings (including overnight repurchase agreements)	69
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,037,075

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Automobile Components	3.2%
Beverages	3.4%
Insurance	3.5%
Health Care Providers & Services	4.6%
Automobiles	5.1%
Financial Services	5.3%
Pharmaceuticals	5.7%
Textiles, Apparel & Luxury Goods	7.4%
Banks	9.1%
Machinery	10.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

BNP Paribas SA	3.7%
Kering SA	3.3%
CNH Industrial NV	3.2%
Continental AG	3.2%
Bayer AG	3.2%
Edenred SE	2.8%
Bayerische Motoren Werke AG	2.8%
Fresenius Medical Care AG	2.5%
Mercedes-Benz Group AG, (Registered)	2.3%
Airbus SE	2.2%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.5%
United States	3.3%
Sweden	3.4%
Netherlands	5.5%
Switzerland	7.9%
United Kingdom	14.1%
France	20.8%
Germany	25.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190735
Shareholder Report [Line Items]
Fund Name		Natixis Oakmark International Fund
Class Name		Class Y
Trading Symbol		NOIYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$88	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

On an absolute-return basis, the industrials and communication services sectors were the only sectors that contributed to the Fund’s return. Health care and consumer discretionary detracted the most to the Fund’s absolute return for the year. Geographically, Italy and Japan had the largest contribution to absolute performance of the Fund, while France and Germany were the largest detractors.

Top Contributors to Performance

•Intesa Sanpaolo was a contributor during the 1-year period. The company started the year strong after posting results that benefited from increased fees and commissions. Solid performance continued throughout the year with the company’s net interest income being a highlight. During the year, Intesa launched management changes, which we believe could be pivotal in the continued growth of total fee income and commission over the coming years.

•Prosus was another contributor during the 1-year period. The Netherlands-headquartered broadline retail company, which, in our view, is a discounted way to invest in Tencent, saw its stock price rise on improved sentiment toward Chinese stocks after the announcement of a multipronged stimulus package by the Chinese government. During the year, we met with the new CEO, who emphasized focus on balancing steady growth and increasing profitability to unlock further value.

Top Detractors from Performance

•Bayer was a detractor during the 1-year period. The Germany-headquartered pharmaceuticals company’s stock price declined following its third-quarter earnings release. While pharma revenues exceeded consensus expectations, crop market weakness weighed on performance and drove a downgrade in 2025 guidance.

•Kering was another detractor during the 1-year period. The France-headquartered luxury holdings company’s stock price declined initially following the release of first-quarter results with underperformance mainly concentrated around Gucci globally, but most severely in China. The company’s stock price continued to slip after reporting challenging third-quarter earnings and portfolio brands, including Gucci and Yves Saint Laurent, struggled during the period.

Line Graph [Table Text Block]
	Class Y	MSCI World ex USA Index (Net)
12/2014	$10,000	$10,000
01/2015	$9,952	$9,985
02/2015	$10,683	$10,519
03/2015	$10,627	$10,349
04/2015	$10,801	$10,872
05/2015	$10,777	$10,702
06/2015	$10,510	$10,403
07/2015	$10,631	$10,375
08/2015	$9,693	$9,582
09/2015	$9,111	$9,137
10/2015	$9,992	$9,818
11/2015	$9,807	$9,615
12/2015	$9,465	$9,434
01/2016	$8,665	$8,792
02/2016	$8,492	$8,692
03/2016	$9,234	$9,398
04/2016	$9,364	$9,646
05/2016	$9,116	$9,483
06/2016	$8,503	$9,338
07/2016	$9,174	$9,800
08/2016	$9,547	$9,862
09/2016	$9,671	$9,983
10/2016	$9,853	$9,840
11/2016	$9,944	$9,612
12/2016	$10,240	$9,858
01/2017	$10,721	$10,207
02/2017	$10,780	$10,370
03/2017	$11,252	$10,633
04/2017	$11,749	$10,860
05/2017	$11,909	$11,213
06/2017	$11,960	$11,248
07/2017	$12,541	$11,662
08/2017	$12,491	$11,723
09/2017	$13,055	$11,941
10/2017	$13,173	$12,165
11/2017	$13,098	$12,264
12/2017	$13,290	$12,538
01/2018	$14,246	$13,237
02/2018	$13,418	$12,613
03/2018	$12,982	$12,390
04/2018	$13,255	$12,588
05/2018	$12,649	$12,297
06/2018	$12,273	$12,066
07/2018	$12,615	$12,355
08/2018	$12,000	$12,096
09/2018	$12,120	$12,151
10/2018	$10,907	$11,163
11/2018	$10,753	$11,269
12/2018	$10,110	$10,758
01/2019	$11,026	$11,571
02/2019	$11,296	$11,797
03/2019	$11,035	$11,868
04/2019	$11,853	$12,181
05/2019	$10,568	$11,527
06/2019	$11,413	$12,222
07/2019	$11,134	$12,074
08/2019	$10,801	$11,701
09/2019	$11,314	$12,002
10/2019	$11,961	$12,421
11/2019	$12,149	$12,530
12/2019	$12,600	$13,073
01/2020	$11,801	$12,722
02/2020	$10,751	$11,716
03/2020	$7,722	$10,020
04/2020	$8,605	$10,779
05/2020	$9,023	$11,132
06/2020	$9,655	$11,635
07/2020	$9,775	$12,153
08/2020	$10,556	$12,674
09/2020	$9,952	$12,362
10/2020	$9,701	$12,096
11/2020	$12,238	$13,724
12/2020	$13,144	$14,465
01/2021	$12,873	$14,497
02/2021	$14,012	$14,784
03/2021	$14,320	$14,971
04/2021	$14,685	$15,411
05/2021	$15,376	$15,893
06/2021	$14,956	$15,790
07/2021	$14,638	$15,530
08/2021	$14,582	$15,825
09/2021	$14,199	$15,319
10/2021	$14,704	$15,684
11/2021	$13,611	$14,978
12/2021	$14,323	$15,597
01/2022	$14,513	$15,022
02/2022	$13,468	$14,725
03/2022	$13,097	$14,748
04/2022	$12,299	$13,822
05/2022	$12,916	$13,922
06/2022	$11,576	$12,724
07/2022	$11,937	$13,160
08/2022	$11,044	$12,736
09/2022	$9,827	$11,464
10/2022	$10,550	$11,806
11/2022	$12,318	$13,200
12/2022	$12,073	$13,101
01/2023	$13,760	$14,164
02/2023	$13,527	$13,666
03/2023	$13,828	$14,001
04/2023	$14,081	$14,244
05/2023	$13,412	$13,726
06/2023	$14,236	$14,342
07/2023	$14,818	$14,925
08/2023	$13,945	$14,251
09/2023	$13,179	$13,801
10/2023	$12,267	$13,231
11/2023	$13,547	$14,422
12/2023	$14,398	$15,147
01/2024	$13,824	$14,996
02/2024	$14,022	$15,376
03/2024	$14,408	$15,857
04/2024	$13,988	$15,572
05/2024	$14,533	$16,024
06/2024	$13,780	$16,009
07/2024	$14,255	$16,379
08/2024	$14,552	$16,846
09/2024	$15,027	$17,300
10/2024	$14,137	$16,451
11/2024	$13,889	$16,302
12/2024	$13,693	$15,985

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Y	(4.89%)	1.68%	3.19%Footnote Reference*
MSCI World ex USA Index (Net)	5.49%	4.09%	4.79%

Previous Investment Adviser [Text Block]
AssetsNet		$ 269,010,643
Holdings Count | Holding		69
Advisory Fees Paid, Amount		$ 2,037,075
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$269,010,643
# of Portfolio Holdings (including overnight repurchase agreements)	69
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,037,075

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Automobile Components	3.2%
Beverages	3.4%
Insurance	3.5%
Health Care Providers & Services	4.6%
Automobiles	5.1%
Financial Services	5.3%
Pharmaceuticals	5.7%
Textiles, Apparel & Luxury Goods	7.4%
Banks	9.1%
Machinery	10.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

BNP Paribas SA	3.7%
Kering SA	3.3%
CNH Industrial NV	3.2%
Continental AG	3.2%
Bayer AG	3.2%
Edenred SE	2.8%
Bayerische Motoren Werke AG	2.8%
Fresenius Medical Care AG	2.5%
Mercedes-Benz Group AG, (Registered)	2.3%
Airbus SE	2.2%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.5%
United States	3.3%
Sweden	3.4%
Netherlands	5.5%
Switzerland	7.9%
United Kingdom	14.1%
France	20.8%
Germany	25.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018161
Shareholder Report [Line Items]
Fund Name		Natixis U.S. Equity Opportunities Fund
Class Name		Class A
Trading Symbol		NEFSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$120	1.07%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.07%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis U.S. Equity Opportunities Fund is composed of two separately managed portfolio sleeves, combining the value expertise of Harris Associates, L.P. ("Harris Associates") with the growth expertise of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

Harris Associates Large Cap Value Sleeve

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care and energy had the only negative contributions.

Top Contributors to Performance

Fiserv and Alphabet were top contributors during the 1-year period. Fiserv's stock price rose due to solid second-quarter results, improved free-cash-flow conversion, and significant share repurchases. Alphabet's stock price increased after strong first-quarter results, driven by revenue growth across Search, YouTube, and Cloud. Despite ongoing antitrust litigation, we still see attractive upside.

Top Detractors from Performance

Centene and APA Corporation were top detractors during the 1-year period. Centene's stock price declined due to investor concerns about legislative changes. APA Corporation's stock price fell due to issues with a liquified natural gas export contract and new U.K. emissions regulations.

Loomis Sayles All Cap Growth Sleeve

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.

Top Contributors to Performance

Nvidia, Meta Platforms, and Tesla contributed the most to performance. Stock selection in the information technology, communication services, consumer discretionary, and healthcare sectors, and allocations in the communication services, consumer discretionary, and industrials sectors, contributed positively to relative performance.

Top Detractors from Performance

Boeing, Mobileye Global, and Monster Beverage detracted the most from performance. Stock selection in the industrials, consumer staples, and financials sectors, and allocations in the healthcare, information technology, and financials sectors, detracted from relative performance.

Line Graph [Table Text Block]
	Class A with load	S&P 500® Index	Russell 1000® Index
12/2014	$9,426	$10,000	$10,000
01/2015	$9,154	$9,700	$9,725
02/2015	$9,828	$10,257	$10,287
03/2015	$9,646	$10,095	$10,159
04/2015	$9,828	$10,192	$10,231
05/2015	$9,883	$10,323	$10,365
06/2015	$9,699	$10,123	$10,171
07/2015	$10,068	$10,335	$10,367
08/2015	$9,445	$9,712	$9,743
09/2015	$9,170	$9,471	$9,476
10/2015	$10,085	$10,270	$10,243
11/2015	$10,204	$10,301	$10,277
12/2015	$9,978	$10,138	$10,092
01/2016	$9,327	$9,635	$9,549
02/2016	$9,193	$9,622	$9,545
03/2016	$9,891	$10,275	$10,210
04/2016	$10,034	$10,315	$10,266
05/2016	$10,297	$10,500	$10,446
06/2016	$10,107	$10,527	$10,469
07/2016	$10,713	$10,915	$10,868
08/2016	$10,873	$10,931	$10,882
09/2016	$11,019	$10,933	$10,891
10/2016	$10,815	$10,733	$10,679
11/2016	$11,085	$11,131	$11,100
12/2016	$11,161	$11,351	$11,308
01/2017	$11,338	$11,566	$11,536
02/2017	$11,718	$12,025	$11,982
03/2017	$11,832	$12,039	$11,990
04/2017	$12,057	$12,163	$12,116
05/2017	$12,457	$12,334	$12,271
06/2017	$12,627	$12,411	$12,357
07/2017	$12,953	$12,666	$12,601
08/2017	$13,019	$12,705	$12,641
09/2017	$13,334	$12,967	$12,910
10/2017	$13,682	$13,270	$13,206
11/2017	$13,948	$13,677	$13,609
12/2017	$14,095	$13,829	$13,761
01/2018	$15,237	$14,621	$14,516
02/2018	$14,648	$14,082	$13,983
03/2018	$14,190	$13,724	$13,666
04/2018	$14,186	$13,777	$13,712
05/2018	$14,638	$14,108	$14,062
06/2018	$14,662	$14,195	$14,153
07/2018	$15,048	$14,724	$14,642
08/2018	$15,520	$15,203	$15,146
09/2018	$15,454	$15,290	$15,204
10/2018	$14,131	$14,245	$14,128
11/2018	$14,564	$14,535	$14,415
12/2018	$13,182	$13,223	$13,102
01/2019	$14,590	$14,282	$14,200
02/2019	$15,002	$14,741	$14,681
03/2019	$15,113	$15,027	$14,937
04/2019	$16,023	$15,636	$15,540
05/2019	$14,754	$14,642	$14,550
06/2019	$15,861	$15,674	$15,571
07/2019	$15,957	$15,899	$15,813
08/2019	$15,323	$15,648	$15,523
09/2019	$15,476	$15,940	$15,792
10/2019	$15,926	$16,286	$16,127
11/2019	$16,736	$16,877	$16,737
12/2019	$17,272	$17,386	$17,220
01/2020	$17,088	$17,379	$17,238
02/2020	$16,038	$15,949	$15,830
03/2020	$13,859	$13,979	$13,738
04/2020	$15,678	$15,771	$15,553
05/2020	$16,568	$16,522	$16,374
06/2020	$16,982	$16,850	$16,736
07/2020	$17,765	$17,801	$17,716
08/2020	$19,141	$19,080	$19,016
09/2020	$18,280	$18,355	$18,321
10/2020	$18,056	$17,867	$17,879
11/2020	$20,220	$19,823	$19,985
12/2020	$21,087	$20,585	$20,830
01/2021	$20,623	$20,377	$20,658
02/2021	$21,973	$20,939	$21,257
03/2021	$22,924	$21,856	$22,061
04/2021	$24,186	$23,022	$23,249
05/2021	$24,679	$23,183	$23,359
06/2021	$25,010	$23,724	$23,944
07/2021	$25,245	$24,288	$24,442
08/2021	$26,097	$25,026	$25,149
09/2021	$24,971	$23,863	$23,994
10/2021	$26,181	$25,534	$25,659
11/2021	$25,256	$25,357	$25,315
12/2021	$25,967	$26,494	$26,340
01/2022	$25,057	$25,123	$24,855
02/2022	$24,353	$24,371	$24,173
03/2022	$24,630	$25,276	$24,989
04/2022	$21,777	$23,071	$22,761
05/2022	$22,009	$23,114	$22,727
06/2022	$19,534	$21,206	$20,823
07/2022	$21,420	$23,161	$22,763
08/2022	$20,919	$22,217	$21,889
09/2022	$18,901	$20,170	$19,863
10/2022	$20,518	$21,804	$21,456
11/2022	$21,909	$23,022	$22,617
12/2022	$20,476	$21,696	$21,302
01/2023	$23,059	$23,059	$22,730
02/2023	$22,417	$22,496	$22,189
03/2023	$23,045	$23,322	$22,891
04/2023	$23,358	$23,686	$23,175
05/2023	$23,924	$23,789	$23,283
06/2023	$25,409	$25,361	$24,855
07/2023	$26,837	$26,176	$25,710
08/2023	$26,286	$25,759	$25,260
09/2023	$24,836	$24,531	$24,073
10/2023	$23,959	$24,015	$23,491
11/2023	$26,469	$26,208	$25,685
12/2023	$28,053	$27,399	$26,953
01/2024	$28,328	$27,859	$27,329
02/2024	$29,970	$29,347	$28,805
03/2024	$31,108	$30,291	$29,728
04/2024	$29,425	$29,054	$28,463
05/2024	$30,159	$30,494	$29,804
06/2024	$31,144	$31,589	$30,790
07/2024	$31,908	$31,973	$31,238
08/2024	$32,290	$32,749	$31,979
09/2024	$32,825	$33,448	$32,663
10/2024	$33,230	$33,145	$32,434
11/2024	$36,171	$35,090	$34,522
12/2024	$35,131	$34,254	$33,560

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	25.23%	15.26%	14.06%
Class A with 5.75% MSCFootnote Reference1	18.03%	13.90%	13.39%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Index	24.51%	14.28%	12.87%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet		$ 1,128,654,333
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 7,057,328
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,128,654,333
# of Portfolio Holdings (including overnight repurchase agreements)	75
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,057,328

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.6%
Insurance	3.3%
Broadline Retail	3.4%
Financial Services	4.7%
Entertainment	5.3%
Oil, Gas & Consumable Fuels	5.3%
Semiconductors & Semiconductor Equipment	6.1%
Automobiles	6.2%
Banks	6.7%
Capital Markets	7.4%
Software	7.5%
Interactive Media & Services	8.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	4.6%
NVIDIA Corp.	4.5%
Tesla, Inc.	4.0%
Meta Platforms, Inc., Class A	3.6%
Amazon.com, Inc.	3.1%
Netflix, Inc.	3.0%
Deere & Co.	2.3%
Citigroup, Inc.	2.3%
Oracle Corp.	2.2%
Charles Schwab Corp.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.08% from 1.12%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.08% from 1.12%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018163
Shareholder Report [Line Items]
Fund Name		Natixis U.S. Equity Opportunities Fund
Class Name		Class C
Trading Symbol		NECCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$204	1.82%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 204
Expense Ratio, Percent		1.82%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis U.S. Equity Opportunities Fund is composed of two separately managed portfolio sleeves, combining the value expertise of Harris Associates, L.P. ("Harris Associates") with the growth expertise of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

Harris Associates Large Cap Value Sleeve

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care and energy had the only negative contributions.

Top Contributors to Performance

Fiserv and Alphabet were top contributors during the 1-year period. Fiserv's stock price rose due to solid second-quarter results, improved free-cash-flow conversion, and significant share repurchases. Alphabet's stock price increased after strong first-quarter results, driven by revenue growth across Search, YouTube, and Cloud. Despite ongoing antitrust litigation, we still see attractive upside.

Top Detractors from Performance

Centene and APA Corporation were top detractors during the 1-year period. Centene's stock price declined due to investor concerns about legislative changes. APA Corporation's stock price fell due to issues with a liquified natural gas export contract and new U.K. emissions regulations.

Loomis Sayles All Cap Growth Sleeve

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.

Top Contributors to Performance

Nvidia, Meta Platforms, and Tesla contributed the most to performance. Stock selection in the information technology, communication services, consumer discretionary, and healthcare sectors, and allocations in the communication services, consumer discretionary, and industrials sectors, contributed positively to relative performance.

Top Detractors from Performance

Boeing, Mobileye Global, and Monster Beverage detracted the most from performance. Stock selection in the industrials, consumer staples, and financials sectors, and allocations in the healthcare, information technology, and financials sectors, detracted from relative performance.

Line Graph [Table Text Block]
	Class C	S&P 500® Index	Russell 1000® Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,704	$9,700	$9,725
02/2015	$10,415	$10,257	$10,287
03/2015	$10,212	$10,095	$10,159
04/2015	$10,400	$10,192	$10,231
05/2015	$10,450	$10,323	$10,365
06/2015	$10,249	$10,123	$10,171
07/2015	$10,636	$10,335	$10,367
08/2015	$9,968	$9,712	$9,743
09/2015	$9,672	$9,471	$9,476
10/2015	$10,631	$10,270	$10,243
11/2015	$10,751	$10,301	$10,277
12/2015	$10,506	$10,138	$10,092
01/2016	$9,813	$9,635	$9,549
02/2016	$9,670	$9,622	$9,545
03/2016	$10,395	$10,275	$10,210
04/2016	$10,540	$10,315	$10,266
05/2016	$10,808	$10,500	$10,446
06/2016	$10,599	$10,527	$10,469
07/2016	$11,232	$10,915	$10,868
08/2016	$11,392	$10,931	$10,882
09/2016	$11,537	$10,933	$10,891
10/2016	$11,317	$10,733	$10,679
11/2016	$11,591	$11,131	$11,100
12/2016	$11,664	$11,351	$11,308
01/2017	$11,842	$11,566	$11,536
02/2017	$12,232	$12,025	$11,982
03/2017	$12,340	$12,039	$11,990
04/2017	$12,568	$12,163	$12,116
05/2017	$12,976	$12,334	$12,271
06/2017	$13,145	$12,411	$12,357
07/2017	$13,477	$12,666	$12,601
08/2017	$13,537	$12,705	$12,641
09/2017	$13,858	$12,967	$12,910
10/2017	$14,211	$13,270	$13,206
11/2017	$14,478	$13,677	$13,609
12/2017	$14,620	$13,829	$13,761
01/2018	$15,797	$14,621	$14,516
02/2018	$15,172	$14,082	$13,983
03/2018	$14,689	$13,724	$13,666
04/2018	$14,682	$13,777	$13,712
05/2018	$15,139	$14,108	$14,062
06/2018	$15,151	$14,195	$14,153
07/2018	$15,543	$14,724	$14,642
08/2018	$16,018	$15,203	$15,146
09/2018	$15,936	$15,290	$15,204
10/2018	$14,565	$14,245	$14,128
11/2018	$15,004	$14,535	$14,415
12/2018	$13,571	$13,223	$13,102
01/2019	$15,014	$14,282	$14,200
02/2019	$15,426	$14,741	$14,681
03/2019	$15,532	$15,027	$14,937
04/2019	$16,454	$15,636	$15,540
05/2019	$15,143	$14,642	$14,550
06/2019	$16,267	$15,674	$15,571
07/2019	$16,357	$15,899	$15,813
08/2019	$15,698	$15,648	$15,523
09/2019	$15,844	$15,940	$15,792
10/2019	$16,295	$16,286	$16,127
11/2019	$17,113	$16,877	$16,737
12/2019	$17,651	$17,386	$17,220
01/2020	$17,449	$17,379	$17,238
02/2020	$16,373	$15,949	$15,830
03/2020	$14,137	$13,979	$13,738
04/2020	$15,982	$15,771	$15,553
05/2020	$16,871	$16,522	$16,374
06/2020	$17,287	$16,850	$16,736
07/2020	$18,079	$17,801	$17,716
08/2020	$19,466	$19,080	$19,016
09/2020	$18,576	$18,355	$18,321
10/2020	$18,332	$17,867	$17,879
11/2020	$20,518	$19,823	$19,985
12/2020	$21,384	$20,585	$20,830
01/2021	$20,905	$20,377	$20,658
02/2021	$22,263	$20,939	$21,257
03/2021	$23,211	$21,856	$22,061
04/2021	$24,467	$23,022	$23,249
05/2021	$24,957	$23,183	$23,359
06/2021	$25,270	$23,724	$23,944
07/2021	$25,489	$24,288	$24,442
08/2021	$26,335	$25,026	$25,149
09/2021	$25,187	$23,863	$23,994
10/2021	$26,387	$25,534	$25,659
11/2021	$25,437	$25,357	$25,315
12/2021	$26,145	$26,494	$26,340
01/2022	$25,211	$25,123	$24,855
02/2022	$24,492	$24,371	$24,173
03/2022	$24,743	$25,276	$24,989
04/2022	$21,870	$23,071	$22,761
05/2022	$22,091	$23,114	$22,727
06/2022	$19,599	$21,206	$20,823
07/2022	$21,468	$23,161	$22,763
08/2022	$20,948	$22,217	$21,889
09/2022	$18,924	$20,170	$19,863
10/2022	$20,520	$21,804	$21,456
11/2022	$21,896	$23,022	$22,617
12/2022	$20,453	$21,696	$21,302
01/2023	$23,045	$23,059	$22,730
02/2023	$22,404	$22,496	$22,189
03/2023	$23,031	$23,322	$22,891
04/2023	$23,344	$23,686	$23,175
05/2023	$23,910	$23,789	$23,283
06/2023	$25,394	$25,361	$24,855
07/2023	$26,821	$26,176	$25,710
08/2023	$26,270	$25,759	$25,260
09/2023	$24,821	$24,531	$24,073
10/2023	$23,945	$24,015	$23,491
11/2023	$26,454	$26,208	$25,685
12/2023	$28,037	$27,399	$26,953
01/2024	$28,311	$27,859	$27,329
02/2024	$29,952	$29,347	$28,805
03/2024	$31,090	$30,291	$29,728
04/2024	$29,408	$29,054	$28,463
05/2024	$30,141	$30,494	$29,804
06/2024	$31,126	$31,589	$30,790
07/2024	$31,889	$31,973	$31,238
08/2024	$32,271	$32,749	$31,979
09/2024	$32,805	$33,448	$32,663
10/2024	$33,210	$33,145	$32,434
11/2024	$36,149	$35,090	$34,522
12/2024	$35,111	$34,254	$33,560

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	24.32%	14.39%	13.38%
Class C with 1.00% CDSCFootnote Reference1	23.32%	14.39%	13.38%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Index	24.51%	14.28%	12.87%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet		$ 1,128,654,333
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 7,057,328
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,128,654,333
# of Portfolio Holdings (including overnight repurchase agreements)	75
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,057,328

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.6%
Insurance	3.3%
Broadline Retail	3.4%
Financial Services	4.7%
Entertainment	5.3%
Oil, Gas & Consumable Fuels	5.3%
Semiconductors & Semiconductor Equipment	6.1%
Automobiles	6.2%
Banks	6.7%
Capital Markets	7.4%
Software	7.5%
Interactive Media & Services	8.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	4.6%
NVIDIA Corp.	4.5%
Tesla, Inc.	4.0%
Meta Platforms, Inc., Class A	3.6%
Amazon.com, Inc.	3.1%
Netflix, Inc.	3.0%
Deere & Co.	2.3%
Citigroup, Inc.	2.3%
Oracle Corp.	2.2%
Charles Schwab Corp.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.83% from 1.87%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.83% from 1.87%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000190732
Shareholder Report [Line Items]
Fund Name		Natixis U.S. Equity Opportunities Fund
Class Name		Class N
Trading Symbol		NESNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$86	0.76%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis U.S. Equity Opportunities Fund is composed of two separately managed portfolio sleeves, combining the value expertise of Harris Associates, L.P. ("Harris Associates") with the growth expertise of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

Harris Associates Large Cap Value Sleeve

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care and energy had the only negative contributions.

Top Contributors to Performance

Fiserv and Alphabet were top contributors during the 1-year period. Fiserv's stock price rose due to solid second-quarter results, improved free-cash-flow conversion, and significant share repurchases. Alphabet's stock price increased after strong first-quarter results, driven by revenue growth across Search, YouTube, and Cloud. Despite ongoing antitrust litigation, we still see attractive upside.

Top Detractors from Performance

Centene and APA Corporation were top detractors during the 1-year period. Centene's stock price declined due to investor concerns about legislative changes. APA Corporation's stock price fell due to issues with a liquified natural gas export contract and new U.K. emissions regulations.

Loomis Sayles All Cap Growth Sleeve

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.

Top Contributors to Performance

Nvidia, Meta Platforms, and Tesla contributed the most to performance. Stock selection in the information technology, communication services, consumer discretionary, and healthcare sectors, and allocations in the communication services, consumer discretionary, and industrials sectors, contributed positively to relative performance.

Top Detractors from Performance

Boeing, Mobileye Global, and Monster Beverage detracted the most from performance. Stock selection in the industrials, consumer staples, and financials sectors, and allocations in the healthcare, information technology, and financials sectors, detracted from relative performance.

Line Graph [Table Text Block]
	Class N	S&P 500® Index	Russell 1000® Index
05/2017	$10,298	$10,141	$10,128
06/2017	$10,439	$10,204	$10,198
07/2017	$10,712	$10,414	$10,400
08/2017	$10,774	$10,446	$10,433
09/2017	$11,037	$10,661	$10,655
10/2017	$11,329	$10,910	$10,899
11/2017	$11,552	$11,245	$11,232
12/2017	$11,678	$11,370	$11,357
01/2018	$12,629	$12,021	$11,980
02/2018	$12,144	$11,578	$11,541
03/2018	$11,766	$11,283	$11,279
04/2018	$11,771	$11,327	$11,317
05/2018	$12,150	$11,599	$11,606
06/2018	$12,173	$11,671	$11,681
07/2018	$12,496	$12,105	$12,084
08/2018	$12,890	$12,500	$12,500
09/2018	$12,840	$12,571	$12,548
10/2018	$11,746	$11,711	$11,660
11/2018	$12,109	$11,950	$11,897
12/2018	$10,965	$10,871	$10,814
01/2019	$12,137	$11,742	$11,720
02/2019	$12,484	$12,119	$12,117
03/2019	$12,581	$12,355	$12,328
04/2019	$13,340	$12,855	$12,825
05/2019	$12,290	$12,038	$12,008
06/2019	$13,216	$12,887	$12,851
07/2019	$13,297	$13,072	$13,051
08/2019	$12,772	$12,865	$12,812
09/2019	$12,905	$13,105	$13,034
10/2019	$13,281	$13,389	$13,310
11/2019	$13,963	$13,875	$13,813
12/2019	$14,412	$14,294	$14,212
01/2020	$14,263	$14,288	$14,227
02/2020	$13,391	$13,112	$13,065
03/2020	$11,573	$11,493	$11,338
04/2020	$13,099	$12,966	$12,836
05/2020	$13,844	$13,584	$13,514
06/2020	$14,196	$13,854	$13,813
07/2020	$14,856	$14,635	$14,621
08/2020	$16,009	$15,687	$15,695
09/2020	$15,292	$15,091	$15,121
10/2020	$15,106	$14,689	$14,756
11/2020	$16,923	$16,297	$16,494
12/2020	$17,652	$16,924	$17,191
01/2021	$17,268	$16,753	$17,050
02/2021	$18,404	$17,215	$17,544
03/2021	$19,209	$17,969	$18,208
04/2021	$20,266	$18,928	$19,188
05/2021	$20,688	$19,060	$19,279
06/2021	$20,970	$19,505	$19,762
07/2021	$21,175	$19,969	$20,173
08/2021	$21,893	$20,576	$20,756
09/2021	$20,954	$19,619	$19,803
10/2021	$21,973	$20,993	$21,177
11/2021	$21,201	$20,848	$20,893
12/2021	$21,805	$21,782	$21,739
01/2022	$21,048	$20,655	$20,514
02/2022	$20,460	$20,036	$19,951
03/2022	$20,698	$20,780	$20,624
04/2022	$18,306	$18,968	$18,785
05/2022	$18,506	$19,003	$18,757
06/2022	$16,432	$17,435	$17,186
07/2022	$18,020	$19,042	$18,787
08/2022	$17,600	$18,266	$18,065
09/2022	$15,909	$16,583	$16,394
10/2022	$17,276	$17,926	$17,709
11/2022	$18,448	$18,928	$18,667
12/2022	$17,251	$17,837	$17,581
01/2023	$19,433	$18,958	$18,760
02/2023	$18,893	$18,495	$18,313
03/2023	$19,428	$19,174	$18,893
04/2023	$19,695	$19,474	$19,127
05/2023	$20,181	$19,558	$19,216
06/2023	$21,436	$20,851	$20,514
07/2023	$22,654	$21,521	$21,219
08/2023	$22,191	$21,178	$20,848
09/2023	$20,973	$20,168	$19,868
10/2023	$20,236	$19,744	$19,388
11/2023	$22,361	$21,547	$21,199
12/2023	$23,710	$22,526	$22,245
01/2024	$23,944	$22,905	$22,556
02/2024	$25,336	$24,128	$23,774
03/2024	$26,310	$24,904	$24,536
04/2024	$24,887	$23,887	$23,492
05/2024	$25,515	$25,071	$24,598
06/2024	$26,362	$25,971	$25,412
07/2024	$27,014	$26,287	$25,782
08/2024	$27,345	$26,925	$26,393
09/2024	$27,798	$27,500	$26,957
10/2024	$28,149	$27,250	$26,769
11/2024	$30,651	$28,850	$28,492
12/2024	$29,779	$28,162	$27,698

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	25.60%	15.62%	15.29%
S&P 500® Index	25.02%	14.53%	14.37%
Russell 1000® Index	24.51%	14.28%	14.12%

Performance Inception Date		May 01, 2017
Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet		$ 1,128,654,333
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 7,057,328
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,128,654,333
# of Portfolio Holdings (including overnight repurchase agreements)	75
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,057,328

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.6%
Insurance	3.3%
Broadline Retail	3.4%
Financial Services	4.7%
Entertainment	5.3%
Oil, Gas & Consumable Fuels	5.3%
Semiconductors & Semiconductor Equipment	6.1%
Automobiles	6.2%
Banks	6.7%
Capital Markets	7.4%
Software	7.5%
Interactive Media & Services	8.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	4.6%
NVIDIA Corp.	4.5%
Tesla, Inc.	4.0%
Meta Platforms, Inc., Class A	3.6%
Amazon.com, Inc.	3.1%
Netflix, Inc.	3.0%
Deere & Co.	2.3%
Citigroup, Inc.	2.3%
Oracle Corp.	2.2%
Charles Schwab Corp.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.78% from 0.82%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.78% from 0.82%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018164
Shareholder Report [Line Items]
Fund Name		Natixis U.S. Equity Opportunities Fund
Class Name		Class Y
Trading Symbol		NESYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$92	0.82%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.82%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis U.S. Equity Opportunities Fund is composed of two separately managed portfolio sleeves, combining the value expertise of Harris Associates, L.P. ("Harris Associates") with the growth expertise of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

Harris Associates Large Cap Value Sleeve

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care and energy had the only negative contributions.

Top Contributors to Performance

Fiserv and Alphabet were top contributors during the 1-year period. Fiserv's stock price rose due to solid second-quarter results, improved free-cash-flow conversion, and significant share repurchases. Alphabet's stock price increased after strong first-quarter results, driven by revenue growth across Search, YouTube, and Cloud. Despite ongoing antitrust litigation, we still see attractive upside.

Top Detractors from Performance

Centene and APA Corporation were top detractors during the 1-year period. Centene's stock price declined due to investor concerns about legislative changes. APA Corporation's stock price fell due to issues with a liquified natural gas export contract and new U.K. emissions regulations.

Loomis Sayles All Cap Growth Sleeve

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.

Top Contributors to Performance

Nvidia, Meta Platforms, and Tesla contributed the most to performance. Stock selection in the information technology, communication services, consumer discretionary, and healthcare sectors, and allocations in the communication services, consumer discretionary, and industrials sectors, contributed positively to relative performance.

Top Detractors from Performance

Boeing, Mobileye Global, and Monster Beverage detracted the most from performance. Stock selection in the industrials, consumer staples, and financials sectors, and allocations in the healthcare, information technology, and financials sectors, detracted from relative performance.

Line Graph [Table Text Block]
	Class Y	S&P 500® Index	Russell 1000® Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,711	$9,700	$9,725
02/2015	$10,430	$10,257	$10,287
03/2015	$10,237	$10,095	$10,159
04/2015	$10,433	$10,192	$10,231
05/2015	$10,494	$10,323	$10,365
06/2015	$10,300	$10,123	$10,171
07/2015	$10,695	$10,335	$10,367
08/2015	$10,034	$9,712	$9,743
09/2015	$9,746	$9,471	$9,476
10/2015	$10,718	$10,270	$10,243
11/2015	$10,848	$10,301	$10,277
12/2015	$10,611	$10,138	$10,092
01/2016	$9,922	$9,635	$9,549
02/2016	$9,781	$9,622	$9,545
03/2016	$10,527	$10,275	$10,210
04/2016	$10,679	$10,315	$10,266
05/2016	$10,963	$10,500	$10,446
06/2016	$10,760	$10,527	$10,469
07/2016	$11,410	$10,915	$10,868
08/2016	$11,580	$10,931	$10,882
09/2016	$11,739	$10,933	$10,891
10/2016	$11,525	$10,733	$10,679
11/2016	$11,813	$11,131	$11,100
12/2016	$11,897	$11,351	$11,308
01/2017	$12,092	$11,566	$11,536
02/2017	$12,496	$12,025	$11,982
03/2017	$12,623	$12,039	$11,990
04/2017	$12,862	$12,163	$12,116
05/2017	$13,291	$12,334	$12,271
06/2017	$13,477	$12,411	$12,357
07/2017	$13,827	$12,666	$12,601
08/2017	$13,902	$12,705	$12,641
09/2017	$14,242	$12,967	$12,910
10/2017	$14,616	$13,270	$13,206
11/2017	$14,901	$13,677	$13,609
12/2017	$15,063	$13,829	$13,761
01/2018	$16,290	$14,621	$14,516
02/2018	$15,660	$14,082	$13,983
03/2018	$15,172	$13,724	$13,666
04/2018	$15,175	$13,777	$13,712
05/2018	$15,662	$14,108	$14,062
06/2018	$15,687	$14,195	$14,153
07/2018	$16,108	$14,724	$14,642
08/2018	$16,612	$15,203	$15,146
09/2018	$16,544	$15,290	$15,204
10/2018	$15,132	$14,245	$14,128
11/2018	$15,600	$14,535	$14,415
12/2018	$14,122	$13,223	$13,102
01/2019	$15,635	$14,282	$14,200
02/2019	$16,078	$14,741	$14,681
03/2019	$16,202	$15,027	$14,937
04/2019	$17,177	$15,636	$15,540
05/2019	$15,824	$14,642	$14,550
06/2019	$17,014	$15,674	$15,571
07/2019	$17,121	$15,899	$15,813
08/2019	$16,445	$15,648	$15,523
09/2019	$16,612	$15,940	$15,792
10/2019	$17,097	$16,286	$16,127
11/2019	$17,973	$16,877	$16,737
12/2019	$18,551	$17,386	$17,220
01/2020	$18,356	$17,379	$17,238
02/2020	$17,235	$15,949	$15,830
03/2020	$14,893	$13,979	$13,738
04/2020	$16,852	$15,771	$15,553
05/2020	$17,811	$16,522	$16,374
06/2020	$18,260	$16,850	$16,736
07/2020	$19,110	$17,801	$17,716
08/2020	$20,593	$19,080	$19,016
09/2020	$19,673	$18,355	$18,321
10/2020	$19,433	$17,867	$17,879
11/2020	$21,765	$19,823	$19,985
12/2020	$22,699	$20,585	$20,830
01/2021	$22,205	$20,377	$20,658
02/2021	$23,669	$20,939	$21,257
03/2021	$24,701	$21,856	$22,061
04/2021	$26,059	$23,022	$23,249
05/2021	$26,598	$23,183	$23,359
06/2021	$26,961	$23,724	$23,944
07/2021	$27,220	$24,288	$24,442
08/2021	$28,146	$25,026	$25,149
09/2021	$26,936	$23,863	$23,994
10/2021	$28,249	$25,534	$25,659
11/2021	$27,255	$25,357	$25,315
12/2021	$28,028	$26,494	$26,340
01/2022	$27,052	$25,123	$24,855
02/2022	$26,299	$24,371	$24,173
03/2022	$26,600	$25,276	$24,989
04/2022	$23,523	$23,071	$22,761
05/2022	$23,780	$23,114	$22,727
06/2022	$21,112	$21,206	$20,823
07/2022	$23,148	$23,161	$22,763
08/2022	$22,612	$22,217	$21,889
09/2022	$20,437	$20,170	$19,863
10/2022	$22,195	$21,804	$21,456
11/2022	$23,700	$23,022	$22,617
12/2022	$22,156	$21,696	$21,302
01/2023	$24,961	$23,059	$22,730
02/2023	$24,265	$22,496	$22,189
03/2023	$24,955	$23,322	$22,891
04/2023	$25,293	$23,686	$23,175
05/2023	$25,912	$23,789	$23,283
06/2023	$27,523	$25,361	$24,855
07/2023	$29,087	$26,176	$25,710
08/2023	$28,491	$25,759	$25,260
09/2023	$26,927	$24,531	$24,073
10/2023	$25,977	$24,015	$23,491
11/2023	$28,704	$26,208	$25,685
12/2023	$30,432	$27,399	$26,953
01/2024	$30,733	$27,859	$27,329
02/2024	$32,520	$29,347	$28,805
03/2024	$33,767	$30,291	$29,728
04/2024	$31,941	$29,054	$28,463
05/2024	$32,750	$30,494	$29,804
06/2024	$33,828	$31,589	$30,790
07/2024	$34,662	$31,973	$31,238
08/2024	$35,089	$32,749	$31,979
09/2024	$35,672	$33,448	$32,663
10/2024	$36,117	$33,145	$32,434
11/2024	$39,321	$35,090	$34,522
12/2024	$38,204	$34,254	$33,560

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 1/1/00
Class Y	25.54%	15.54%	14.34%	-%
S&P 500® Index	25.02%	14.53%	13.10%	23.30%
Russell 1000® Index	24.51%	14.28%	12.87%	14.12%

Performance Inception Date		Jan. 01, 2000
Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
AssetsNet		$ 1,128,654,333
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 7,057,328
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,128,654,333
# of Portfolio Holdings (including overnight repurchase agreements)	75
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,057,328

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.6%
Insurance	3.3%
Broadline Retail	3.4%
Financial Services	4.7%
Entertainment	5.3%
Oil, Gas & Consumable Fuels	5.3%
Semiconductors & Semiconductor Equipment	6.1%
Automobiles	6.2%
Banks	6.7%
Capital Markets	7.4%
Software	7.5%
Interactive Media & Services	8.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	4.6%
NVIDIA Corp.	4.5%
Tesla, Inc.	4.0%
Meta Platforms, Inc., Class A	3.6%
Amazon.com, Inc.	3.1%
Netflix, Inc.	3.0%
Deere & Co.	2.3%
Citigroup, Inc.	2.3%
Oracle Corp.	2.2%
Charles Schwab Corp.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.83% from 0.87%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.83% from 0.87%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018172
Shareholder Report [Line Items]
Fund Name		Vaughan Nelson Small Cap Value Fund
Class Name		Class A
Trading Symbol		NEFJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vaughan Nelson Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$128	1.25%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 128
Expense Ratio, Percent		1.25%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to the fund’s 2024 performance was the portfolio's overweight position and selection in Information Technology led by Celestica Inc.

•Selection and an underweight position within Energy also contributed to performance with Antero Resources Corporation leading.

•Selection within Consumer Staples positively impacted performance thanks to strong returns from Coca-Cola Consolidated, Inc.

Top Detractors from Performance

•The largest detractor from the fund’s 2024 performance was the portfolio’s overweight position and security selection within Materials with Chemours Co. as the weakest name.

•Security selection within Health Care negatively impacted performance. AMN Healthcare Services, Inc. hindered the sector the most.

•The portfolio’s underweight position and selection within Financials detracted from performance with Selective Insurance Group, Inc. being the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Information Technology, Materials, and Consumer Staples while underweight Real Estate, Utilities, Communication Services, Health Care, Financials, Energy, and Consumer Discretionary.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell 2000® Value Index
12/2014	$9,425	$10,000	$10,000
01/2015	$9,055	$9,722	$9,584
02/2015	$9,854	$10,285	$10,029
03/2015	$10,005	$10,180	$10,198
04/2015	$9,828	$10,226	$9,980
05/2015	$10,027	$10,368	$10,063
06/2015	$10,194	$10,194	$10,076
07/2015	$10,212	$10,365	$9,798
08/2015	$9,791	$9,739	$9,317
09/2015	$9,250	$9,455	$8,994
10/2015	$9,648	$10,202	$9,498
11/2015	$9,800	$10,258	$9,768
12/2015	$9,398	$10,048	$9,253
01/2016	$8,683	$9,481	$8,632
02/2016	$8,810	$9,478	$8,690
03/2016	$9,414	$10,145	$9,411
04/2016	$9,599	$10,208	$9,610
05/2016	$9,852	$10,391	$9,786
06/2016	$9,755	$10,412	$9,816
07/2016	$10,112	$10,825	$10,346
08/2016	$10,258	$10,853	$10,603
09/2016	$10,322	$10,870	$10,686
10/2016	$9,966	$10,635	$10,335
11/2016	$11,073	$11,111	$11,707
12/2016	$11,300	$11,327	$12,190
01/2017	$11,317	$11,541	$12,103
02/2017	$11,471	$11,970	$12,278
03/2017	$11,352	$11,978	$12,174
04/2017	$11,220	$12,105	$12,222
05/2017	$11,066	$12,229	$11,842
06/2017	$11,143	$12,339	$12,256
07/2017	$11,173	$12,572	$12,333
08/2017	$10,983	$12,596	$12,030
09/2017	$11,611	$12,903	$12,882
10/2017	$11,783	$13,185	$12,899
11/2017	$12,079	$13,585	$13,272
12/2017	$12,010	$13,721	$13,146
01/2018	$12,234	$14,444	$13,308
02/2018	$11,740	$13,912	$12,642
03/2018	$11,759	$13,633	$12,799
04/2018	$11,804	$13,684	$13,020
05/2018	$12,227	$14,071	$13,778
06/2018	$12,161	$14,163	$13,861
07/2018	$12,406	$14,633	$14,106
08/2018	$12,809	$15,147	$14,442
09/2018	$12,525	$15,172	$14,084
10/2018	$11,341	$14,055	$12,823
11/2018	$11,625	$14,336	$13,029
12/2018	$10,227	$13,002	$11,455
01/2019	$11,301	$14,118	$12,707
02/2019	$12,022	$14,614	$13,201
03/2019	$11,768	$14,828	$12,821
04/2019	$12,245	$15,420	$13,306
05/2019	$11,433	$14,422	$12,219
06/2019	$12,097	$15,435	$12,997
07/2019	$12,351	$15,664	$13,018
08/2019	$11,966	$15,345	$12,291
09/2019	$12,294	$15,614	$12,923
10/2019	$12,302	$15,950	$13,236
11/2019	$12,474	$16,557	$13,545
12/2019	$12,749	$17,035	$14,020
01/2020	$12,469	$17,016	$13,263
02/2020	$11,190	$15,623	$11,975
03/2020	$8,937	$13,475	$9,020
04/2020	$9,924	$15,259	$10,133
05/2020	$10,498	$16,075	$10,424
06/2020	$10,390	$16,443	$10,726
07/2020	$10,756	$17,376	$10,947
08/2020	$11,272	$18,635	$11,536
09/2020	$10,856	$17,957	$11,000
10/2020	$10,939	$17,569	$11,393
11/2020	$12,802	$19,707	$13,593
12/2020	$13,885	$20,593	$14,669
01/2021	$13,877	$20,501	$15,441
02/2021	$15,158	$21,142	$16,892
03/2021	$15,574	$21,900	$17,775
04/2021	$16,389	$23,029	$18,134
05/2021	$16,913	$23,134	$18,698
06/2021	$16,714	$23,705	$18,585
07/2021	$16,298	$24,105	$17,920
08/2021	$16,630	$24,793	$18,400
09/2021	$16,406	$23,681	$18,031
10/2021	$17,146	$25,282	$18,719
11/2021	$17,030	$24,897	$18,079
12/2021	$18,084	$25,877	$18,816
01/2022	$17,082	$24,355	$17,719
02/2022	$17,487	$23,741	$18,013
03/2022	$17,689	$24,512	$18,365
04/2022	$16,570	$22,312	$16,940
05/2022	$17,098	$22,282	$17,265
06/2022	$15,733	$20,418	$15,559
07/2022	$17,139	$22,333	$17,066
08/2022	$16,426	$21,500	$16,526
09/2022	$15,040	$19,506	$14,842
10/2022	$16,467	$21,106	$16,711
11/2022	$17,356	$22,208	$17,221
12/2022	$16,240	$20,907	$16,091
01/2023	$17,793	$22,347	$17,627
02/2023	$17,836	$21,825	$17,220
03/2023	$17,482	$22,408	$15,986
04/2023	$17,054	$22,647	$15,587
05/2023	$16,797	$22,735	$15,280
06/2023	$18,606	$24,288	$16,494
07/2023	$19,163	$25,158	$17,739
08/2023	$18,895	$24,673	$16,885
09/2023	$17,718	$23,497	$16,006
10/2023	$16,701	$22,875	$15,051
11/2023	$18,210	$25,008	$16,406
12/2023	$20,271	$26,334	$18,448
01/2024	$19,830	$26,626	$17,610
02/2024	$20,550	$28,067	$18,186
03/2024	$21,527	$28,973	$18,983
04/2024	$20,153	$27,698	$17,774
05/2024	$21,001	$29,006	$18,605
06/2024	$20,754	$29,904	$18,291
07/2024	$22,193	$30,460	$20,520
08/2024	$21,806	$31,123	$20,135
09/2024	$21,709	$31,767	$20,148
10/2024	$21,173	$31,534	$19,833
11/2024	$23,223	$33,632	$21,746
12/2024	$21,243	$32,604	$19,934

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	4.80%	10.75%	8.47%
Class A with 5.75% MSCFootnote Reference1	(1.22%)	9.45%	7.83%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Previous Investment Adviser [Text Block]
AssetsNet		$ 1,220,283,826
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 8,955,710
InvestmentCompanyPortfolioTurnover		80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,220,283,826
# of Portfolio Holdings (including overnight repurchase agreements)	61
Portfolio Turnover Rate	80%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,955,710

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	34.8%
Short-Term Investments	5.7%
Textiles, Apparel & Luxury Goods	3.0%
Mortgage Real Estate Investment Trusts (REITs)	3.1%
Specialty Retail	3.1%
Health Care Providers & Services	3.2%
Chemicals	4.2%
Insurance	4.5%
Machinery	4.9%
Electronic Equipment, Instruments & Components	4.9%
Oil, Gas & Consumable Fuels	5.9%
Trading Companies & Distributors	6.3%
Banks	16.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Element Solutions, Inc.	3.4%
Comerica, Inc.	3.0%
Western Alliance Bancorp	3.0%
Zions Bancorp NA	2.7%
Beacon Roofing Supply, Inc.	2.7%
First American Financial Corp.	2.5%
Cushman & Wakefield PLC	2.5%
Celestica, Inc.	2.4%
Cullen/Frost Bankers, Inc.	2.2%
Cadence Bank	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018174
Shareholder Report [Line Items]
Fund Name		Vaughan Nelson Small Cap Value Fund
Class Name		Class C
Trading Symbol		NEJCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vaughan Nelson Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$204	2.00%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 204
Expense Ratio, Percent		2.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to the fund’s 2024 performance was the portfolio's overweight position and selection in Information Technology led by Celestica Inc.

•Selection and an underweight position within Energy also contributed to performance with Antero Resources Corporation leading.

•Selection within Consumer Staples positively impacted performance thanks to strong returns from Coca-Cola Consolidated, Inc.

Top Detractors from Performance

•The largest detractor from the fund’s 2024 performance was the portfolio’s overweight position and security selection within Materials with Chemours Co. as the weakest name.

•Security selection within Health Care negatively impacted performance. AMN Healthcare Services, Inc. hindered the sector the most.

•The portfolio’s underweight position and selection within Financials detracted from performance with Selective Insurance Group, Inc. being the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Information Technology, Materials, and Consumer Staples while underweight Real Estate, Utilities, Communication Services, Health Care, Financials, Energy, and Consumer Discretionary.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 2000® Value Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,603	$9,722	$9,584
02/2015	$10,443	$10,285	$10,029
03/2015	$10,599	$10,180	$10,198
04/2015	$10,406	$10,226	$9,980
05/2015	$10,605	$10,368	$10,063
06/2015	$10,778	$10,194	$10,076
07/2015	$10,791	$10,365	$9,798
08/2015	$10,333	$9,739	$9,317
09/2015	$9,756	$9,455	$8,994
10/2015	$10,174	$10,202	$9,498
11/2015	$10,326	$10,258	$9,768
12/2015	$9,898	$10,048	$9,253
01/2016	$9,139	$9,481	$8,632
02/2016	$9,267	$9,478	$8,690
03/2016	$9,898	$10,145	$9,411
04/2016	$10,080	$10,208	$9,610
05/2016	$10,343	$10,391	$9,786
06/2016	$10,236	$10,412	$9,816
07/2016	$10,606	$10,825	$10,346
08/2016	$10,746	$10,853	$10,603
09/2016	$10,811	$10,870	$10,686
10/2016	$10,425	$10,635	$10,335
11/2016	$11,584	$11,111	$11,707
12/2016	$11,810	$11,327	$12,190
01/2017	$11,819	$11,541	$12,103
02/2017	$11,980	$11,970	$12,278
03/2017	$11,846	$11,978	$12,174
04/2017	$11,704	$12,105	$12,222
05/2017	$11,525	$12,229	$11,842
06/2017	$11,610	$12,339	$12,256
07/2017	$11,628	$12,572	$12,333
08/2017	$11,421	$12,596	$12,030
09/2017	$12,071	$12,903	$12,882
10/2017	$12,241	$13,185	$12,899
11/2017	$12,542	$13,585	$13,272
12/2017	$12,459	$13,721	$13,146
01/2018	$12,684	$14,444	$13,308
02/2018	$12,171	$13,912	$12,642
03/2018	$12,171	$13,633	$12,799
04/2018	$12,213	$13,684	$13,020
05/2018	$12,650	$14,071	$13,778
06/2018	$12,572	$14,163	$13,861
07/2018	$12,807	$14,633	$14,106
08/2018	$13,222	$15,147	$14,442
09/2018	$12,908	$15,172	$14,084
10/2018	$11,687	$14,055	$12,823
11/2018	$11,967	$14,336	$13,029
12/2018	$10,527	$13,002	$11,455
01/2019	$11,627	$14,118	$12,707
02/2019	$12,366	$14,614	$13,201
03/2019	$12,087	$14,828	$12,821
04/2019	$12,566	$15,420	$13,306
05/2019	$11,727	$14,422	$12,219
06/2019	$12,401	$15,435	$12,997
07/2019	$12,665	$15,664	$13,018
08/2019	$12,253	$15,345	$12,291
09/2019	$12,582	$15,614	$12,923
10/2019	$12,582	$15,950	$13,236
11/2019	$12,747	$16,557	$13,545
12/2019	$13,020	$17,035	$14,020
01/2020	$12,738	$17,016	$13,263
02/2020	$11,409	$15,623	$11,975
03/2020	$9,117	$13,475	$9,020
04/2020	$10,107	$15,259	$10,133
05/2020	$10,681	$16,075	$10,424
06/2020	$10,580	$16,443	$10,726
07/2020	$10,934	$17,376	$10,947
08/2020	$11,457	$18,635	$11,536
09/2020	$11,035	$17,957	$11,000
10/2020	$11,103	$17,569	$11,393
11/2020	$12,993	$19,707	$13,593
12/2020	$14,073	$20,593	$14,669
01/2021	$14,056	$20,501	$15,441
02/2021	$15,355	$21,142	$16,892
03/2021	$15,760	$21,900	$17,775
04/2021	$16,587	$23,029	$18,134
05/2021	$17,093	$23,134	$18,698
06/2021	$16,890	$23,705	$18,585
07/2021	$16,452	$24,105	$17,920
08/2021	$16,772	$24,793	$18,400
09/2021	$16,536	$23,681	$18,031
10/2021	$17,279	$25,282	$18,719
11/2021	$17,144	$24,897	$18,079
12/2021	$18,217	$25,877	$18,816
01/2022	$17,167	$24,355	$17,719
02/2022	$17,561	$23,741	$18,013
03/2022	$17,771	$24,512	$18,365
04/2022	$16,626	$22,312	$16,940
05/2022	$17,154	$22,282	$17,265
06/2022	$15,764	$20,418	$15,559
07/2022	$17,182	$22,333	$17,066
08/2022	$16,459	$21,500	$16,526
09/2022	$15,041	$19,506	$14,842
10/2022	$16,459	$21,106	$16,711
11/2022	$17,349	$22,208	$17,221
12/2022	$16,211	$20,907	$16,091
01/2023	$17,774	$22,347	$17,627
02/2023	$17,817	$21,825	$17,220
03/2023	$17,464	$22,408	$15,986
04/2023	$17,036	$22,647	$15,587
05/2023	$16,779	$22,735	$15,280
06/2023	$18,587	$24,288	$16,494
07/2023	$19,143	$25,158	$17,739
08/2023	$18,875	$24,673	$16,885
09/2023	$17,699	$23,497	$16,006
10/2023	$16,683	$22,875	$15,051
11/2023	$18,191	$25,008	$16,406
12/2023	$20,249	$26,334	$18,448
01/2024	$19,809	$26,626	$17,610
02/2024	$20,528	$28,067	$18,186
03/2024	$21,504	$28,973	$18,983
04/2024	$20,131	$27,698	$17,774
05/2024	$20,978	$29,006	$18,605
06/2024	$20,732	$29,904	$18,291
07/2024	$22,169	$30,460	$20,520
08/2024	$21,783	$31,123	$20,135
09/2024	$21,686	$31,767	$20,148
10/2024	$21,150	$31,534	$19,833
11/2024	$23,198	$33,632	$21,746
12/2024	$21,221	$32,604	$19,934

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	4.00%	9.92%	7.81%
Class C with 1.00% CDSCFootnote Reference1	3.00%	9.92%	7.81%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Previous Investment Adviser [Text Block]
AssetsNet		$ 1,220,283,826
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 8,955,710
InvestmentCompanyPortfolioTurnover		80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,220,283,826
# of Portfolio Holdings (including overnight repurchase agreements)	61
Portfolio Turnover Rate	80%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,955,710

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	34.8%
Short-Term Investments	5.7%
Textiles, Apparel & Luxury Goods	3.0%
Mortgage Real Estate Investment Trusts (REITs)	3.1%
Specialty Retail	3.1%
Health Care Providers & Services	3.2%
Chemicals	4.2%
Insurance	4.5%
Machinery	4.9%
Electronic Equipment, Instruments & Components	4.9%
Oil, Gas & Consumable Fuels	5.9%
Trading Companies & Distributors	6.3%
Banks	16.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Element Solutions, Inc.	3.4%
Comerica, Inc.	3.0%
Western Alliance Bancorp	3.0%
Zions Bancorp NA	2.7%
Beacon Roofing Supply, Inc.	2.7%
First American Financial Corp.	2.5%
Cushman & Wakefield PLC	2.5%
Celestica, Inc.	2.4%
Cullen/Frost Bankers, Inc.	2.2%
Cadence Bank	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190733
Shareholder Report [Line Items]
Fund Name		Vaughan Nelson Small Cap Value Fund
Class Name		Class N
Trading Symbol		VSCNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vaughan Nelson Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$97	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to the fund’s 2024 performance was the portfolio's overweight position and selection in Information Technology led by Celestica Inc.

•Selection and an underweight position within Energy also contributed to performance with Antero Resources Corporation leading.

•Selection within Consumer Staples positively impacted performance thanks to strong returns from Coca-Cola Consolidated, Inc.

Top Detractors from Performance

•The largest detractor from the fund’s 2024 performance was the portfolio’s overweight position and security selection within Materials with Chemours Co. as the weakest name.

•Security selection within Health Care negatively impacted performance. AMN Healthcare Services, Inc. hindered the sector the most.

•The portfolio’s underweight position and selection within Financials detracted from performance with Selective Insurance Group, Inc. being the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Information Technology, Materials, and Consumer Staples while underweight Real Estate, Utilities, Communication Services, Health Care, Financials, Energy, and Consumer Discretionary.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Line Graph [Table Text Block]
	Class N	Russell 3000® Index	Russell 2000® Value Index
05/2017	$9,852	$10,102	$9,689
06/2017	$9,923	$10,194	$10,028
07/2017	$9,954	$10,386	$10,091
08/2017	$9,790	$10,406	$9,843
09/2017	$10,353	$10,659	$10,540
10/2017	$10,512	$10,892	$10,554
11/2017	$10,777	$11,223	$10,859
12/2017	$10,717	$11,335	$10,755
01/2018	$10,922	$11,932	$10,888
02/2018	$10,485	$11,493	$10,344
03/2018	$10,501	$11,262	$10,472
04/2018	$10,546	$11,305	$10,653
05/2018	$10,927	$11,624	$11,273
06/2018	$10,876	$11,700	$11,341
07/2018	$11,092	$12,088	$11,541
08/2018	$11,457	$12,513	$11,816
09/2018	$11,206	$12,533	$11,523
10/2018	$10,153	$11,611	$10,491
11/2018	$10,409	$11,843	$10,660
12/2018	$9,166	$10,741	$9,372
01/2019	$10,126	$11,663	$10,397
02/2019	$10,778	$12,073	$10,801
03/2019	$10,553	$12,249	$10,490
04/2019	$10,989	$12,738	$10,886
05/2019	$10,260	$11,914	$9,997
06/2019	$10,863	$12,751	$10,634
07/2019	$11,094	$12,940	$10,651
08/2019	$10,744	$12,677	$10,057
09/2019	$11,045	$12,899	$10,573
10/2019	$11,052	$13,177	$10,829
11/2019	$11,213	$13,678	$11,083
12/2019	$11,464	$14,073	$11,471
01/2020	$11,217	$14,057	$10,852
02/2020	$10,063	$12,906	$9,797
03/2020	$8,039	$11,131	$7,380
04/2020	$8,928	$12,606	$8,291
05/2020	$9,449	$13,280	$8,528
06/2020	$9,356	$13,583	$8,775
07/2020	$9,691	$14,355	$8,956
08/2020	$10,155	$15,395	$9,439
09/2020	$9,784	$14,834	$9,000
10/2020	$9,855	$14,514	$9,322
11/2020	$11,545	$16,280	$11,121
12/2020	$12,527	$17,012	$12,002
01/2021	$12,520	$16,936	$12,634
02/2021	$13,678	$17,466	$13,821
03/2021	$14,064	$18,092	$14,543
04/2021	$14,800	$19,024	$14,837
05/2021	$15,272	$19,111	$15,299
06/2021	$15,101	$19,582	$15,206
07/2021	$14,729	$19,914	$14,662
08/2021	$15,029	$20,482	$15,054
09/2021	$14,836	$19,563	$14,753
10/2021	$15,508	$20,885	$15,315
11/2021	$15,408	$20,568	$14,792
12/2021	$16,365	$21,377	$15,395
01/2022	$15,459	$20,120	$14,498
02/2022	$15,830	$19,613	$14,738
03/2022	$16,020	$20,249	$15,026
04/2022	$15,005	$18,432	$13,860
05/2022	$15,490	$18,407	$14,126
06/2022	$14,256	$16,867	$12,730
07/2022	$15,543	$18,450	$13,963
08/2022	$14,891	$17,761	$13,521
09/2022	$13,639	$16,114	$12,144
10/2022	$14,943	$17,436	$13,672
11/2022	$15,754	$18,346	$14,090
12/2022	$14,737	$17,272	$13,166
01/2023	$16,160	$18,461	$14,422
02/2023	$16,187	$18,030	$14,089
03/2023	$15,877	$18,512	$13,079
04/2023	$15,485	$18,709	$12,753
05/2023	$15,257	$18,782	$12,502
06/2023	$16,908	$20,064	$13,495
07/2023	$17,418	$20,783	$14,514
08/2023	$17,181	$20,382	$13,815
09/2023	$16,114	$19,411	$13,096
10/2023	$15,202	$18,897	$12,315
11/2023	$16,579	$20,659	$13,423
12/2023	$18,456	$21,755	$15,094
01/2024	$18,053	$21,996	$14,408
02/2024	$18,722	$23,186	$14,880
03/2024	$19,611	$23,934	$15,532
04/2024	$18,364	$22,881	$14,542
05/2024	$19,143	$23,962	$15,222
06/2024	$18,923	$24,704	$14,966
07/2024	$20,234	$25,163	$16,789
08/2024	$19,895	$25,711	$16,474
09/2024	$19,803	$26,243	$16,485
10/2024	$19,318	$26,050	$16,227
11/2024	$21,196	$27,783	$17,792
12/2024	$19,394	$26,934	$16,310

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	5.08%	11.09%	9.02%
Russell 3000® Index	23.81%	13.86%	13.71%
Russell 2000® Value Index	8.05%	7.29%	6.50%

Performance Inception Date		May 01, 2017
Previous Investment Adviser [Text Block]
AssetsNet		$ 1,220,283,826
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 8,955,710
InvestmentCompanyPortfolioTurnover		80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,220,283,826
# of Portfolio Holdings (including overnight repurchase agreements)	61
Portfolio Turnover Rate	80%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,955,710

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	34.8%
Short-Term Investments	5.7%
Textiles, Apparel & Luxury Goods	3.0%
Mortgage Real Estate Investment Trusts (REITs)	3.1%
Specialty Retail	3.1%
Health Care Providers & Services	3.2%
Chemicals	4.2%
Insurance	4.5%
Machinery	4.9%
Electronic Equipment, Instruments & Components	4.9%
Oil, Gas & Consumable Fuels	5.9%
Trading Companies & Distributors	6.3%
Banks	16.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Element Solutions, Inc.	3.4%
Comerica, Inc.	3.0%
Western Alliance Bancorp	3.0%
Zions Bancorp NA	2.7%
Beacon Roofing Supply, Inc.	2.7%
First American Financial Corp.	2.5%
Cushman & Wakefield PLC	2.5%
Celestica, Inc.	2.4%
Cullen/Frost Bankers, Inc.	2.2%
Cadence Bank	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000069268
Shareholder Report [Line Items]
Fund Name		Vaughan Nelson Small Cap Value Fund
Class Name		Class Y
Trading Symbol		NEJYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vaughan Nelson Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$103	1.00%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to the fund’s 2024 performance was the portfolio's overweight position and selection in Information Technology led by Celestica Inc.

•Selection and an underweight position within Energy also contributed to performance with Antero Resources Corporation leading.

•Selection within Consumer Staples positively impacted performance thanks to strong returns from Coca-Cola Consolidated, Inc.

Top Detractors from Performance

•The largest detractor from the fund’s 2024 performance was the portfolio’s overweight position and security selection within Materials with Chemours Co. as the weakest name.

•Security selection within Health Care negatively impacted performance. AMN Healthcare Services, Inc. hindered the sector the most.

•The portfolio’s underweight position and selection within Financials detracted from performance with Selective Insurance Group, Inc. being the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Information Technology, Materials, and Consumer Staples while underweight Real Estate, Utilities, Communication Services, Health Care, Financials, Energy, and Consumer Discretionary.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Line Graph [Table Text Block]
	Class Y	Russell 3000® Index	Russell 2000® Value Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,612	$9,722	$9,584
02/2015	$10,459	$10,285	$10,029
03/2015	$10,625	$10,180	$10,198
04/2015	$10,437	$10,226	$9,980
05/2015	$10,648	$10,368	$10,063
06/2015	$10,831	$10,194	$10,076
07/2015	$10,855	$10,365	$9,798
08/2015	$10,404	$9,739	$9,317
09/2015	$9,832	$9,455	$8,994
10/2015	$10,260	$10,202	$9,498
11/2015	$10,423	$10,258	$9,768
12/2015	$9,995	$10,048	$9,253
01/2016	$9,237	$9,481	$8,632
02/2016	$9,374	$9,478	$8,690
03/2016	$10,022	$10,145	$9,411
04/2016	$10,219	$10,208	$9,610
05/2016	$10,493	$10,391	$9,786
06/2016	$10,392	$10,412	$9,816
07/2016	$10,773	$10,825	$10,346
08/2016	$10,929	$10,853	$10,603
09/2016	$11,002	$10,870	$10,686
10/2016	$10,622	$10,635	$10,335
11/2016	$11,802	$11,111	$11,707
12/2016	$12,047	$11,327	$12,190
01/2017	$12,070	$11,541	$12,103
02/2017	$12,236	$11,970	$12,278
03/2017	$12,112	$11,978	$12,174
04/2017	$11,976	$12,105	$12,222
05/2017	$11,810	$12,229	$11,842
06/2017	$11,902	$12,339	$12,256
07/2017	$11,933	$12,572	$12,333
08/2017	$11,731	$12,596	$12,030
09/2017	$12,405	$12,903	$12,882
10/2017	$12,595	$13,185	$12,899
11/2017	$12,908	$13,585	$13,272
12/2017	$12,842	$13,721	$13,146
01/2018	$13,080	$14,444	$13,308
02/2018	$12,557	$13,912	$12,642
03/2018	$12,576	$13,633	$12,799
04/2018	$12,629	$13,684	$13,020
05/2018	$13,086	$14,071	$13,778
06/2018	$13,018	$14,163	$13,861
07/2018	$13,278	$14,633	$14,106
08/2018	$13,714	$15,147	$14,442
09/2018	$13,414	$15,172	$14,084
10/2018	$12,152	$14,055	$12,823
11/2018	$12,452	$14,336	$13,029
12/2018	$10,965	$13,002	$11,455
01/2019	$12,105	$14,118	$12,707
02/2019	$12,893	$14,614	$13,201
03/2019	$12,616	$14,828	$12,821
04/2019	$13,129	$15,420	$13,306
05/2019	$12,265	$14,422	$12,219
06/2019	$12,978	$15,435	$12,997
07/2019	$13,255	$15,664	$13,018
08/2019	$12,836	$15,345	$12,291
09/2019	$13,196	$15,614	$12,923
10/2019	$13,205	$15,950	$13,236
11/2019	$13,398	$16,557	$13,545
12/2019	$13,693	$17,035	$14,020
01/2020	$13,406	$17,016	$13,263
02/2020	$12,027	$15,623	$11,975
03/2020	$9,608	$13,475	$9,020
04/2020	$10,670	$15,259	$10,133
05/2020	$11,284	$16,075	$10,424
06/2020	$11,173	$16,443	$10,726
07/2020	$11,574	$17,376	$10,947
08/2020	$12,128	$18,635	$11,536
09/2020	$11,685	$17,957	$11,000
10/2020	$11,770	$17,569	$11,393
11/2020	$13,790	$19,707	$13,593
12/2020	$14,957	$20,593	$14,669
01/2021	$14,948	$20,501	$15,441
02/2021	$16,332	$21,142	$16,892
03/2021	$16,785	$21,900	$17,775
04/2021	$17,673	$23,029	$18,134
05/2021	$18,237	$23,134	$18,698
06/2021	$18,023	$23,705	$18,585
07/2021	$17,579	$24,105	$17,920
08/2021	$17,938	$24,793	$18,400
09/2021	$17,707	$23,681	$18,031
10/2021	$18,510	$25,282	$18,719
11/2021	$18,391	$24,897	$18,079
12/2021	$19,535	$25,877	$18,816
01/2022	$18,442	$24,355	$17,719
02/2022	$18,886	$23,741	$18,013
03/2022	$19,112	$24,512	$18,365
04/2022	$17,911	$22,312	$16,940
05/2022	$18,479	$22,282	$17,265
06/2022	$17,017	$20,418	$15,559
07/2022	$18,543	$22,333	$17,066
08/2022	$17,764	$21,500	$16,526
09/2022	$16,270	$19,506	$14,842
10/2022	$17,827	$21,106	$16,711
11/2022	$18,785	$22,208	$17,221
12/2022	$17,586	$20,907	$16,091
01/2023	$19,273	$22,347	$17,627
02/2023	$19,306	$21,825	$17,220
03/2023	$18,936	$22,408	$15,986
04/2023	$18,468	$22,647	$15,587
05/2023	$18,195	$22,735	$15,280
06/2023	$20,166	$24,288	$16,494
07/2023	$20,776	$25,158	$17,739
08/2023	$20,482	$24,673	$16,885
09/2023	$19,219	$23,497	$16,006
10/2023	$18,119	$22,875	$15,051
11/2023	$19,763	$25,008	$16,406
12/2023	$21,999	$26,334	$18,448
01/2024	$21,518	$26,626	$17,610
02/2024	$22,316	$28,067	$18,186
03/2024	$23,377	$28,973	$18,983
04/2024	$21,890	$27,698	$17,774
05/2024	$22,809	$29,006	$18,605
06/2024	$22,546	$29,904	$18,291
07/2024	$24,110	$30,460	$20,520
08/2024	$23,706	$31,123	$20,135
09/2024	$23,607	$31,767	$20,148
10/2024	$23,016	$31,534	$19,833
11/2024	$25,259	$33,632	$21,746
12/2024	$23,110	$32,604	$19,934

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Y	5.05%	11.04%	8.74%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Previous Investment Adviser [Text Block]
AssetsNet		$ 1,220,283,826
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 8,955,710
InvestmentCompanyPortfolioTurnover		80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,220,283,826
# of Portfolio Holdings (including overnight repurchase agreements)	61
Portfolio Turnover Rate	80%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,955,710

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	34.8%
Short-Term Investments	5.7%
Textiles, Apparel & Luxury Goods	3.0%
Mortgage Real Estate Investment Trusts (REITs)	3.1%
Specialty Retail	3.1%
Health Care Providers & Services	3.2%
Chemicals	4.2%
Insurance	4.5%
Machinery	4.9%
Electronic Equipment, Instruments & Components	4.9%
Oil, Gas & Consumable Fuels	5.9%
Trading Companies & Distributors	6.3%
Banks	16.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Element Solutions, Inc.	3.4%
Comerica, Inc.	3.0%
Western Alliance Bancorp	3.0%
Zions Bancorp NA	2.7%
Beacon Roofing Supply, Inc.	2.7%
First American Financial Corp.	2.5%
Cushman & Wakefield PLC	2.5%
Celestica, Inc.	2.4%
Cullen/Frost Bankers, Inc.	2.2%
Cadence Bank	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.